As filed with the Securities and Exchange Commission on or about May 11, 2005

                                                File No. 333-103421 CIK #1177056



                       Securities and Exchange Commission
                             Washington, D. C. 20549


                                 Post-Effective
                                 Amendment No. 1
                                       to
                                    Form S-6


                For Registration under the Securities Act of 1933
               of Securities of Unit Investment Trusts Registered
                                 on Form N-8B-2

               Claymore Securities Defined Portfolios, Series 144

                 Name and executive office address of Depositor:

                            Claymore Securities, Inc.
                            2455 Corporate West Drive
                              Lisle, Illinois 60532

                Name and complete address of agents for service:

                            Claymore Securities, Inc.
                        Attention: Nicholas Dalmaso, Esq.
                  Senior Managing Director and General Counsel
                            2455 Corporate West Drive
                              Lisle, Illinois 60532

                             Chapman and Cutler LLP
                          Attention: Eric F. Fess, Esq.
                             111 West Monroe Street
                             Chicago, Illinois 60603

     ( X ) Check box if it is proposed that this filing will become effective at 1:00 p.m. on May 11, 2005 pursuant to paragraph (b) of Rule 485.





                       KEMPER GOVERNMENT SECURITIES TRUST

                       KEMPER DEFINED FUNDS GNMA PORTFOLIO

                  KEMPER DEFINED FUNDS U.S. TREASURY PORTFOLIO

                  EVEREN UNIT INVESTMENT TRUSTS GNMA PORTFOLIO

              EVEREN UNIT INVESTMENT TRUSTS U.S. TREASURY PORTFOLIO

                  RANSON UNIT INVESTMENT TRUSTS GNMA PORTFOLIO

              RANSON UNIT INVESTMENT TRUSTS U.S. TREASURY PORTFOLIO

             CLAYMORE SECURITIES DEFINED PORTFOLIOS GNMA PORTFOLIOS



                                    PART ONE

         Each Series of the Kemper Government Securities Trust, GNMA Portfolio, Kemper Defined Funds GNMA Portfolio, EVEREN Unit Investment Trusts GNMA Portfolio, Ranson Unit Investment Trusts GNMA Portfolio and Claymore Securities Defined Portfolios GNMA Portfolios (collectively, the "GNMA Trust") was formed for the purpose of obtaining safety of capital and/or current monthly distributions of interest and principal through investment in a portfolio consisting of mortgage-backed Securities of the modified pass-through type. All payments of principal and interest on the mortgage-backed Securities are fully guaranteed by the Government National Mortgage Association ("GNMA"). The full faith and credit of the United States is pledged to the payment of the Securities in the GNMA Trust but the Units of such Series are not backed by such full faith and credit.

         Each Series of the Kemper Government Securities Trust, U.S. Treasury Portfolio, Kemper Defined Funds U.S. Treasury Portfolio, EVEREN Unit Investment Trusts U.S. Treasury Portfolio and Ranson Unit Investment Trusts U.S. Treasury Portfolio (collectively, the "U.S. Treasury Portfolio Series") was formed for the purpose of providing safety of capital and investment flexibility through an investment in a portfolio of interest-bearing (or in certain Series zero coupon) U.S. Treasury obligations that are backed by the full faith and credit of the United States Government. Interest income distributed by the U.S. Treasury Portfolio Series is generally exempt from state personal income taxes in all states.

         Certain Series are available to non-resident aliens and the income from such Series, provided certain conditions are met, will be exempt from withholding for U.S. Federal income tax for such foreign investors. A foreign investor must provide a completed W-8 Form to his financial representative or the trustee to avoid withholding on his account.

         Units of the Trusts are not deposits or obligations of, or guaranteed by, any bank, and are not Federally insured or otherwise protected by the Federal Deposit Insurance Corporation and involve investment risk including loss of principal.

                       SPONSOR: CLAYMORE SECURITIES, INC.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                        This Prospectus is in two parts.
          The investor is advised to read and retain both parts of this
                        Prospectus for future reference.

     THE DATE OF THIS PART ONE PROSPECTUS IS THAT DATE WHICH IS SET FORTH IN
                           PART TWO OF THE PROSPECTUS




                                TABLE OF CONTENTS

                                                                                                                PAGE

SUMMARY-- GNMA PORTFOLIO..........................................................................................1

       General....................................................................................................1
       Monthly Distributions......................................................................................1
       Securities.................................................................................................1
       Risk Factors...............................................................................................2
       Estimated Current and Long-Term Returns....................................................................2
       Market for Units...........................................................................................2

GNMA PORTFOLIO....................................................................................................3

       The GNMA Trust.............................................................................................3
       Risk Factors...............................................................................................3
       Portfolios.................................................................................................4
       Origination................................................................................................5
       Nature of Ginnie Maes and GNMA Guaranty....................................................................7
       Life of the Securities and of the Series of the GNMA Trust.................................................8

SUMMARY-- U.S. TREASURY PORTFOLIO.................................................................................9

       Monthly Distributions.....................................................................................10
       Stripped Treasury Securities..............................................................................10
       Risk Factors..............................................................................................11
       Estimated Current and Long-Term Returns...................................................................11
       Market for Units..........................................................................................12

THE U.S. TREASURY PORTFOLIO SERIES...............................................................................12

       Risk Factors..............................................................................................13
       General...................................................................................................13

PORTFOLIO SELECTION..............................................................................................13


THE UNITS........................................................................................................14


ESTIMATED LONG-TERM AND CURRENT RETURNS..........................................................................14


PUBLIC OFFERING OF UNITS.........................................................................................15

       Public Offering Price.....................................................................................15
       Public Distribution.......................................................................................19
       Profits of Sponsor........................................................................................20

TAX STATUS OF THE TRUSTS.........................................................................................21


REGULATED INVESTMENT COMPANIES...................................................................................21

       RIC Status................................................................................................21
       Distributions.............................................................................................21
       Dividends Received Deduction..............................................................................21
       If You Sell or Redeem Units...............................................................................21
       Taxation of Capital Gains and Losses......................................................................22
       Deductibility of RIC Expenses.............................................................................22

OTHER TRUSTS.....................................................................................................23

       Assets of the Grantor Trusts..............................................................................23
       Grantor Trust Status......................................................................................23
       Your Tax Basis and Income or Loss Upon Disposition........................................................23
       Discount, Accrued Interest and Premium on Debt Obligations................................................24
       Exchanges.................................................................................................25
       Limitations on the Deductibility of Trust Expenses........................................................25
       Foreign, State and Local Taxes............................................................................25

RETIREMENT PLANS.................................................................................................26


REDEMPTION.......................................................................................................26

       Right of Redemption.......................................................................................26
       Computation of Redemption Value...........................................................................28
       Postponement of Redemption................................................................................28

RIGHTS OF UNITHOLDERS............................................................................................29

       Unitholders...............................................................................................29
       Ownership of Units........................................................................................29
       Certain Limitations.......................................................................................29

EXPENSES AND CHARGES.............................................................................................30

       Fees......................................................................................................30
       Other Charges.............................................................................................30

DISTRIBUTIONS FROM THE INTEREST, PRINCIPAL AND CAPITAL GAINS ACCOUNTS............................................31

       GNMA Trust................................................................................................31
       U.S. Treasury Portfolio Series............................................................................32
       General...................................................................................................33

ADMINISTRATION OF THE TRUST......................................................................................33

       Records and Accounts......................................................................................33
       Portfolio Supervision.....................................................................................34
       Reports to Unitholders....................................................................................34
       Amendments................................................................................................36
       Termination...............................................................................................37

SPONSOR..........................................................................................................37

       The Sponsor...............................................................................................37
       Limitations on Liability..................................................................................38
       Responsibility............................................................................................38
       Resignation...............................................................................................39

TRUSTEE..........................................................................................................39

       The Trustee...............................................................................................39
       Limitations on Liability..................................................................................39
       Responsibility............................................................................................40
       Resignation...............................................................................................40

EVALUATOR........................................................................................................40

       The Evaluator.............................................................................................40
       Limitations on Liability..................................................................................40
       Responsibility............................................................................................40
       Resignation...............................................................................................41

AMENDMENT AND TERMINATION........................................................................................41


LEGAL OPINIONS...................................................................................................42


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM....................................................................42






Essential Information*
Report of Independent Registered Public Accounting Firm*
Statement of Assets and Liabilities*
Statement of Operations*
Statement of Changes in Net Assets*
Schedule of Investments*
Notes to Schedule of Investments*
Notes to Financial Statements*

*    INFORMATION ON THESE ITEMS APPEARS IN PART TWO OF THE PROSPECTUS

Where to Learn More

You can contact us for free information about this and other investments.

Visit us on the Internet http://www.claymoresecurities.com By e-mail invest@claymoresecurities.com Call Claymore (800) 345-7999 Pricing Line (888) 248-4954 Call The Bank of New York (800) 701-8178 (investors) (800) 647-3383
(brokers)

Additional Information

This prospectus does not contain all information filed with the Securities and Exchange Commission. To obtain or copy this information (a duplication fee may be required):

   E-mail:        publicinfo@sec.gov
   Write:         Public Reference Section, Washington, D.C. 20549-0102
   Visit:         http://www.sec.gov (EDGAR Database)
   Call:          1-202-942-8090 (only for information on the operation of the
                  Public Reference Section)


--------------------------------------------------------------------------------

No person is authorized to give any information or to make any representations not contained in this Prospectus and any information or representation not contained herein must not be relied upon as having been authorized by the Trusts, the Trustee, or the Sponsor. The Trusts are registered as unit investment trusts under the Investment Company Act of 1940. Such registration does not imply that the Trusts or the Units have been guaranteed, sponsored, recommended or approved by the United States or any state or any agency or officer thereof.

--------------------------------------------------------------------------------

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is not lawful to make such offer in such state.




SUMMARY -- GNMA PORTFOLIO

         General. Each Series of the Kemper Government Securities Trust, GNMA Portfolio, Kemper Defined Funds, GNMA Portfolio, EVEREN Unit Investment Trusts GNMA Portfolio, Ranson Unit Investment Trusts GNMA Portfolio and Claymore Securities Defined Portfolios GNMA Portfolios (each a "GNMA Trust" or "Trust"), is one of a series of unit investment trusts whose objective is to obtain safety of capital and/or to provide current monthly distributions of interest and principal through investment in a fixed portfolio initially consisting of contracts to purchase taxable mortgage-backed securities of the modified pass-through type ("Ginnie Maes" or "Securities"), including so-called "Ginnie Mae II's" (see "GNMA Portfolios -- Origination"), which involve larger pools of mortgages and which have a central paying agent, fully guaranteed as to principal and interest by the Government National Mortgage Association ("GNMA"). Certain Series of the GNMA Trust contain Ginnie Maes which consist of pools of long term (i.e., 30 year) mortgages on 1- to 4-family dwellings. Other Series contain Ginnie Maes consisting of pools of mortgages on 1- to 4-family dwellings which have stated maturity of 15 years (so called "Ginnie Mae Midgets"). See "GNMA Portfolios" and the "Schedule of Investments" in Part Two of the Prospectus. Under certain circumstances, the Sponsor may direct the Trustee to reinvest certain surplus monies in the principal account of a Series in additional Ginnie Maes. See "Administration of the Trust -- Portfolio Supervision."

         The guaranteed payment of principal and interest afforded by Ginnie Maes may make an investment in a Series of the GNMA Trust particularly well suited for purchase by Individual Retirement Accounts, Keogh Plans, pension funds and other tax-deferred retirement plans. In addition, the ability to buy whole or fractional Units (minimum purchase $1,000, $250 for IRA accounts) enables such investors to tailor the dollar amount of their purchases of Units to take maximum possible advantage of the annual deductions available for contributions to such plans. Investors should consult with their tax advisers before investing. See "Retirement Plans."

         Monthly Distributions. Monthly distributions of principal, prepayments of principal, if any, and interest received by a Series of the GNMA Trust will be paid in cash unless the Unitholder elects to have them automatically reinvested in certain open-end mutual funds. Since the portfolio securities and investment objectives of such funds may differ significantly from that of the GNMA Trusts, Unitholders should carefully consider the consequences before selecting such funds for reinvestment. Any such reinvestment is made at net asset value, that is, without a sales charge. Investors have the ability to designate that only principal payments (including prepayments) or only interest payments or both are to be reinvested. Investors who intend to participate in the Reinvestment Program should so indicate at the time of their purchase. See "Distribution Reinvestment." It should be noted by purchasers of Midget Foreign Investors Trusts that distributions from the reinvestment fund chosen generally will be subject to U.S. Federal income tax withholding. Distributions will be made on or about the last day of each month to Unitholders of record on the 1st day of such month.

         Securities. One or more different issues of Ginnie Maes were deposited in the GNMA Trust on the Initial Date of Deposit. The current percentage relationship among the Ginnie Maes in a GNMA Series is shown under "Essential Information" and "Schedule of Investments" in Part Two of the Prospectus.

         Risk Factors. An investment in Units of a Series of the GNMA Trust should be made with an understanding of the risks which an investment in fixed rate long term debt obligations may entail, including the risk that the value of the Portfolio and hence of the Units will decline with increases in interest rates. Because of the shorter average life of the Securities in certain Series of the GNMA Trust and the lower coupon interest rates on such Securities, the value of such Series should tend to fluctuate less than longer term obligations. Some or all of the Securities in a Series of the GNMA Trust may have been purchased at a market discount.

         Estimated Current and Long-Term Returns. The Estimated Current Return shown under "Essential Information" in Part Two of the Prospectus, shows the return based on the Public Offering Price which includes a sales charge and is computed by dividing the estimated net annual interest income by the Public Offering Price. The net annual interest rate will vary with changes in the fees and expenses of the Trustee, Sponsor and Evaluator and with the exchange, redemption, sale, scheduled payments, prepayments or maturity of underlying Securities. The Public Offering Price will also vary with fluctuations in the evaluation of the underlying Securities and accrued interest, and, in the case of certain Trusts, with changes in Purchased Interest and Daily Accrued Interest. Therefore, it can be expected that the Estimated Current Return will fluctuate in the future. The Estimated Long-Term Return is calculated using a formula which (1) takes into consideration, and determines and factors in the relative weightings of, the market values, yields (which takes into account the amortization of premiums and the accretion of discounts) and estimated average life of all of the Securities in the Trusts and (2) takes into account the expenses and sales charge associated with each Unit of each Trust. Since the market values and estimated average life of the Securities and the expenses of the Trusts will change, it can be expected that the Estimated Long-Term Returns will fluctuate in the future. The Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculation includes only the net annual interest rate and Public Offering Price. See "Estimated Long-Term and Current Returns." The net annual income is, of course, taxable to a Unitholder. The net annual income is not taxable for Federal income tax purposes to qualified foreign investors who have purchased Midget Foreign Investors Trusts. See "Tax Status of the Trusts" and "Retirement Plans."

         Market for Units. The Sponsor, though not obligated to do so, intends to maintain a market for the Units of the Series of the GNMA Trust based on the aggregate institutional bid side evaluation of the underlying Securities plus, in the case of certain Trusts, Purchased Interest and Daily Accrued Interest. If such market is not maintained, a Unitholder will, nevertheless, be able to dispose of his Units through redemption at prices based on the aggregate institutional bid side evaluation of the underlying Securities in each Series. See "Redemption." Market conditions may cause such prices to be greater or less than the amount paid for Units.

GNMA PORTFOLIO

     The GNMA Trust. Each Series of the GNMA Trust is a "unit investment trust" created under Missouri or New York law pursuant to a Trust Indenture and Agreement (hereinafter collectively referred to as the "Indenture").* Claymore Securities, Inc. is the Sponsor and Evaluator of the Trusts and is successor sponsor and evaluator of all unit investment trusts formerly sponsored by EVEREN Unit Investment Trusts, a service of EVEREN Securities, Inc. Claymore Securities, Inc. is also the successor sponsor of certain unit investment trusts sponsored by Ranson & Associates, Inc. See "Sponsor." The Bank of New York is the Trustee of the Trusts as successor to Investors Fiduciary Trust Company.

         The purpose and objective of the GNMA Trust is to provide investors with an appropriate vehicle to obtain safety of capital and monthly distributions of interest and principal through investment in a fixed portfolio of securities (the "GNMA Portfolio") consisting of taxable mortgage-backed securities of the modified pass-through type ("Ginnie Maes") guaranteed by the Government National Mortgage Association ("GNMA") and backed by the full faith and credit of the United States. In addition, the Midget Foreign Investors Trusts and GNMA Foreign Investors Portfolio Series, which are available only to non-resident alien investors, have an additional purpose of providing income which is exempt from withholding for U.S. Federal income taxes for such foreign investors. A foreign investor must provide a completed W-8 Form to his financial representative or the Trustee to avoid withholding on his account. See "Tax Status of the Trusts."

         As used herein, the term "Securities" means the Ginnie Maes described in Part Two of the Prospectus under "Schedule of Investments."

         On the date shown, each Unit represented the fractional undivided interest in the Securities and estimated net income of the Series of the GNMA Trust set forth in Part Two of the Prospectus under "Essential Information." Because regular payments of principal are to be received and certain of the Securities from time to time may be redeemed or will mature in accordance with their terms or may be sold under certain circumstances described herein, the Series of the GNMA Trust is not expected to retain its present size and composition. Units will remain outstanding until redeemed upon tender to the Trustee by any Unitholder (which may include the Sponsor) or until the termination of a Series of the GNMA Trust pursuant to the Indenture.

         Risk Factors. An investment in Units of a Series of the GNMA Trust should be made with an understanding of the risks which an investment in fixed rate long term debt obligations may entail, including the risk that the value of the GNMA Portfolio and hence of the Units will decline with increases in interest rates. Because of the shorter average life of the Ginnie Mae Midgets in certain Series of the GNMA Trust, and the lower coupon interest rate on such Securities, the value of the Units of such Series should tend to fluctuate less than that of Series composed of longer term obligations. The value of the underlying Securities will fluctuate inversely with changes in interest rates. In addition, the potential for appreciation of the underlying Securities, which might otherwise be expected to occur as a result of a decline in interest rates may be limited or negated by increased principal prepayments on the underlying mortgages. The high inflation during certain periods, together with the fiscal measures adopted to attempt to deal with it, have resulted in wide fluctuations in interest rates and, thus, in the value of fixed rate long term debt obligations generally. The Sponsor cannot predict whether such fluctuations will continue in the future.

         The Securities in the Series of the GNMA Trust were chosen in part on the basis of their respective stated maturity dates. The ranges of maturity dates of the Securities contained in a Series of the Trust are shown in Part Two of the Prospectus on the "Schedule of Investments." See "Life of the Securities and of the Series of the GNMA Trust."

         A Series of the GNMA Trust may be an appropriate medium for investors who desire to participate in a portfolio of taxable fixed income securities offering the safety of capital provided by securities backed by the full faith and credit of the United States but who do not wish to invest the minimum $25,000 which is required for a direct investment in GNMA guaranteed securities.

         Portfolios. The GNMA Portfolios of the Series of the GNMA Trust consist of Ginnie Maes, including so-called Ginnie Mae II's and, in the case of certain designated Series, Ginnie Mae Midgets, fully guaranteed as to payment of principal and interest by the Government National Mortgage Association. In order for Ginnie Maes to be eligible for inclusion in Midget Foreign Investors Trusts or GNMA Foreign Investors Portfolio Series, evidence must be received by the Sponsor that the underlying mortgages were originated after July 18, 1984. Although the Sponsor believes that all the underlying mortgages were originated after July 18, 1984, to the extent that this is not the case, a Foreign Investor will be subject to withholding for U.S. Federal income taxes on income derived from mortgages that were originated on or prior to July 18, 1984. See "Tax Status of the Trusts." Each group of Ginnie Maes described herein as having a specified range of maturities includes individual mortgage-backed securities which have varying ranges of maturities. Current market conditions accord little or no difference in price among the individual Ginnie Mae securities within such group on the basis of the difference in the maturity dates of each Ginnie Mae. A purchase of Ginnie Maes with the same coupon rate and a maturity date within the range mentioned above will be considered an acquisition of the same Security for additional deposits. In the future, however, the difference in maturity ranges could affect the market value of the individual Ginnie Maes. At such time, any additional purchases by a GNMA Portfolio Series of the Trust will take into account the maturities of the individual Securities.

         A Series of the GNMA Trust may contain Securities which were acquired at a market discount. Such Securities trade at less than par value because the interest rates thereon are lower than interest rates on comparable debt securities being issued at currently prevailing interest rates. If interest rates for newly issued and otherwise comparable securities increase, the market discount of previously issued securities will increase and if interest rates for newly issued comparable securities decline, the market discount of previously issued securities will decrease, other things being equal. Investors should also note that the value of Ginnie Mae securities purchased at a market discount will increase in value faster than Ginnie Mae securities purchased at a market premium if interest rates decrease. Conversely, if interest rates increase, the value of Ginnie Mae securities purchased at a market discount will decrease faster than Ginnie Mae securities purchased at a premium. In addition, if interest rates rise, the prepayment risk of higher yielding, premium Ginnie Mae securities and the prepayment benefit for lower yielding, discount Ginnie Mae securities will be reduced. Market discount attributable to interest changes does not indicate a lack of market confidence in the issue. Neither the Sponsor nor the Trustee shall be liable in any way for any default, failure or defect in any of the securities. The trust may contain securities which were acquired at a market premium. Such securities trade at more than par value because the interest coupons thereon are higher than interest coupons on comparable debt securities being issued at currently prevailing interest rates. If such interest rates for newly issued and otherwise comparable securities decrease, the market premium of previously issued securities will be increased, and if such interest rates for newly issued comparable securities increase, the market premium of previously issued securities will be reduced, other things being equal. The current returns of securities trading at a market premium are initially higher than the current returns of comparably rated debt securities of a similar type issued at currently prevailing interest rates because premium securities tend to decrease in market value as they approach maturity when the face amount becomes payable. Because part of the purchase price is thus returned not at maturity but through current income payments, early redemption of a premium security at par or early prepayments of principal will result in a reduction in yield. Prepayments of principal on securities purchased at a market premium are more likely than prepayments on securities purchased at par or at a market discount and the level of prepayments will generally increase if interest rates decline. Market premium attributable to interest changes does not indicate market confidence in the issue. The Trust may also contain zero coupon bonds. Please see "Summary-U.S. Treasury Portfolio" for information about zero coupon bonds.

         The mortgages underlying a Ginnie Mae may be prepaid at any time without penalty. A lower or higher return on Units may occur depending on whether the price at which the respective Ginnie Maes were acquired by a Series of the Trust is lower or higher than par. During periods of declining interest rates, prepayments of Ginnie Mae securities may occur with increasing frequency because, among other reasons, mortgagors may be able to refinance their outstanding mortgages at lower interest rates. In such a case, principal will be distributed to unitholders who may not be able to reinvest such principal distributions in other securities at an attractive yield.

         Set forth below is a brief description of the current method of origination of Ginnie Maes; the nature of such securities, including the guaranty of GNMA; the basis of selection and acquisition of the Ginnie Maes included in the GNMA Portfolios; and the expected life of the Ginnie Maes in the Series of the GNMA Trust. The "Schedule of Investments" in Part Two of the Prospectus contains information concerning the coupon rate and range of stated maturities of the Ginnie Maes in such Series of the GNMA Trust.

         Origination. The Ginnie Maes included in the GNMA Portfolios are backed by the indebtedness secured by underlying mortgage pools of long term mortgages on 1- to 4-family dwellings. In the case of The Midget Foreign Investors Trusts or GNMA Foreign Investors Portfolio Series, which may be acquired only by qualified foreign investors, the Sponsor has acquired only pools containing mortgages which it believes were originated after July 18, 1984. The pool of mortgages which is to underlie a particular new issue of Ginnie Maes is assembled by the proposed issuer of such Ginnie Maes. The issuer is typically a mortgage banking firm, and in every instance must be a mortgagee approved by and in good standing with the Federal Housing Administration ("FHA"). In addition, GNMA imposes its own criteria on the eligibility of issuers, including a net worth requirement.

         The mortgages which are to comprise a new Ginnie Mae pool may have been originated by the issuer itself in its capacity as a mortgage lender or may be acquired by the issuer from a third party. Such third party may be another mortgage banker, a banking institution, the Veterans Administration ("VA") (which in certain instances acts as a direct lender and thus originates its own mortgages) or one of several other governmental agencies. All mortgages in any given pool will be insured under the National Housing Act, as amended ("FHA-insured") or Title V of the Housing Act of 1949 ("FMHA-insured") or guaranteed under the Servicemen's Readjustment Act of 1944, as amended, or Chapter 37 of Title 38, U.S.C. ("VA-guaranteed"). Such mortgages will have a date for the first scheduled monthly payment of principal that is not more than one year prior to the date on which GNMA issues its guaranty commitment as described below, will have comparable interest rates and maturity dates, and will meet additional criteria of GNMA. All mortgages in the pools backing the Ginnie Maes contained in the Portfolios are mortgages on 1- to 4-family dwellings (having a stated maturity of up to 30 years, except in the case of certain Series containing Ginnie Mae Midgets, whose stated maturity is 15 years). In general, the mortgages in these pools provide for monthly payments over the life of the mortgage (aside from prepayments) designed to repay the principal of the mortgage over such period, together with interest at the fixed rate of the unpaid balance.

         To obtain GNMA approval of a new pool of mortgages, the issuer will file with GNMA an application containing information concerning itself, describing generally the pooled mortgages, and requesting that GNMA approve the issue and issue its commitment (subject to GNMA's satisfaction with the mortgage documents and other relevant documentation) to guarantee the timely payment of principal of and interest on the Ginnie Maes to be issued by the issuer. If the application is in order, GNMA will issue its commitment and will assign a GNMA pool number to the pool. Upon completion of the required documentation (including detailed information as to the underlying mortgages, a custodial agreement with a Federal or state regulated financial institution satisfactory to GNMA pursuant to which the underlying mortgages will be held in safekeeping, and a detailed guaranty agreement between GNMA and the issuer) the issuance of the Ginnie Maes is permitted. When the Ginnie Maes are issued, GNMA will endorse its guaranty thereon. The aggregate principal amount of Ginnie Maes issued will be equal to the then unpaid aggregate principal balances of the pooled mortgages. The interest rate borne by the Ginnie Maes is currently fixed at 1/2 of 1% below the interest rate of the pooled 1- to 4-family mortgages, the differential being applied to the payment of servicing and custodial charges as well as GNMA's guaranty fee.

         Ginnie Mae II's consist of jumbo pools of mortgages consisting of pools of mortgages from more than one issuer. By allowing pools to consist of multiple issuers, it allows for larger and more geographically diverse pools. Unlike Ginnie Mae Is, which have a minimum pool size of $1 million, Ginnie Mae IIs have a minimum pool size of $7 million. In addition, the interest rates on the mortgages within the Ginnie Mae II pools will vary unlike the mortgages within pools in Ginnie Mae Is which all have the same rate. The rates on the mortgages will vary from 1/2 of 1% to 1.50% above the coupon rate on the Ginnie Mae bond, which is allowed for servicing and custodial fees as well as the Ginnie Mae's guaranty fee. The major advantage of Ginnie Mae II's lies in the fact that a central paying agent sends one check to the holder on the required payment date. This greatly simplifies the current procedure of collecting distributions from each issuer of a Ginnie Mae, since such distributions are often received late.

         Nature of Ginnie Maes and GNMA Guaranty. All of the Ginnie Maes in the GNMA Portfolio, including the Ginnie Mae II's, are of the "modified pass-through" type, i.e., they provide for timely monthly payments to the registered holders thereof (including the Series of the GNMA Trust) of a pro rata share of the scheduled principal payments on the underlying mortgages, whether or not collected by the issuers. Such monthly payments will also include, on a pro rata basis, any prepayments of principal of such mortgages received and interest (net of the servicing and other charges described above) on the aggregate unpaid principal balance of such Ginnie Maes, whether or not the interest on the underlying mortgage has been collected by the issuers.

         The Ginnie Maes in the GNMA Portfolios are guaranteed as to timely payment of principal and interest by GNMA. Funds received by the issuers on account of the mortgages backing the Ginnie Maes in the GNMA Portfolios are intended to be sufficient to make the required payments of principal of and interest on such Ginnie Maes but, if such funds are insufficient for that purpose, the guaranty agreements between the issuers and GNMA require the issuers to make advances sufficient for such payments. If the issuers fail to make such payments, GNMA will do so.

         GNMA is authorized by Section 306(g) of Title III of the National Housing Act to guarantee the timely payment of principal of and interest on securities which are based on or backed by a trust or pool composed of mortgages insured by FHA, the Farmers' Home Administration ("FMHA") or guaranteed by the VA. Section 306(g) provides further that the full faith and credit of the United States is pledged to the payment of all amounts which may be required to be paid under any guaranty under such subsection. An opinion of an Assistant Attorney General of the United States, dated December 9, 1969, states that such guaranties "constitute general obligations of the United States backed by its full faith and credit."** GNMA is empowered to borrow from the United States Treasury to the extent necessary to make any payments of principal and interest required under such guaranties.

         Ginnie Maes are backed by the aggregate indebtedness secured by the underlying FHA-insured, FMHA-insured or VA-guaranteed mortgages and, except to the extent of funds received by the issuers on account of such mortgages, Ginnie Maes do not constitute a liability of nor evidence any recourse against such issuers, but recourse thereon is solely against GNMA. Holders of Ginnie Maes (such as the GNMA Trust) have no security interest in or lien on the underlying mortgages.

         The GNMA guaranties referred to herein relate only to payment of principal of and interest on the Ginnie Maes in the GNMA Portfolios and not to the Units offered hereby.

         Life of the Securities and of the Series of the GNMA Trust. Monthly payments of principal will be made, and additional prepayments of principal may be made, to the Series of the GNMA Trust in respect of the mortgages underlying the Ginnie Maes in the GNMA Portfolios. All of the mortgages in the pools relating to the Ginnie Maes in the GNMA Portfolios are subject to prepayment without any significant premium or penalty at the option of the mortgagors. While the mortgages on 1- to 4-family dwellings underlying the Ginnie Maes have a stated maturity of up to 30 years (15 years for Ginnie Mae Midgets), it has been the experience of the mortgage industry that the average life of comparable mortgages, owing to prepayments, refinancings and payments from foreclosures is considerably less.

         In the mid 1970s, published tables for Ginnie Maes utilized a 12-year average life assumption for Ginnie Mae pools of 26-30 year mortgages on 1- to 4-family dwellings. This assumption was derived from the FHA experience relating to prepayments on such mortgages during the period from the mid 1950s to the mid 1970s. This 12-year average life assumption was calculated in respect of a period during which mortgage lending rates were fairly stable. THE ASSUMPTION IS NO LONGER AN ACCURATE MEASURE OF THE AVERAGE LIFE OF GINNIE MAE SECURITIES OR THEIR UNDERLYING SINGLE FAMILY MORTGAGE POOLS. RECENTLY IT HAS BEEN OBSERVED THAT MORTGAGES ISSUED AT HIGH INTEREST RATES HAVE EXPERIENCED ACCELERATED PREPAYMENT RATES WHICH WOULD INDICATE A SIGNIFICANTLY SHORTER AVERAGE LIFE THAN 12 YEARS. TODAY, RESEARCH ANALYSTS USE COMPLEX FORMULAE TO SCRUTINIZE THE PREPAYMENTS OF MORTGAGE POOLS IN AN ATTEMPT TO PREDICT MORE ACCURATELY THE AVERAGE LIFE OF GINNIE MAE SECURITIES.

         A number of factors, including homeowner's mobility, change in family size and mortgage market interest rates will affect the average life of the Ginnie Maes in the GNMA Portfolios. For example, Ginnie Maes issued during a period of high interest rates will be backed by a pool of mortgage loans bearing similarly high rates. In general, during a period of declining interest rates, new mortgage loans with interest rates lower than those charged during periods of high rates will become available. To the extent a homeowner has an outstanding mortgage with a high rate, he may refinance his mortgage at a lower interest rate or he may rapidly repay his old mortgage. Should this happen, a Ginnie Mae issued with a high interest rate may experience a rapid prepayment of principal as the underlying mortgage loans prepay in whole or in part. Accordingly, there can be no assurance that the prepayment levels which will be actually realized will conform to the experience of the FHA, other mortgage lenders or other Ginnie Mae investors.

         It is not possible to meaningfully predict prepayment levels regarding the Ginnie Maes in the GNMA Portfolios. Therefore, the termination of a Series of the GNMA Trust might be accelerated as a result of prepayments made as described herein.

         In addition to prepayments as described above, sales of Securities in the GNMA Portfolios under certain permitted circumstances may result in an accelerated termination of a Series of the GNMA Trust. Also, it is possible that, in the absence of a secondary market for the Units or otherwise, redemptions of Units may occur in sufficient numbers to reduce the GNMA Portfolios to a size resulting in such termination. Early termination of a Series of the GNMA Trust may have important consequences to the Unitholder, e.g., to the extent that Units were purchased with a view to an investment of longer duration, the overall investment program of the investor may require readjustment; or the overall return on investment may be less or greater than anticipated, depending, in part, on whether the purchase price paid for Units represented the payment of an overall premium or a discount, respectively, above or below the stated principal amounts of the underlying mortgages. In addition, a capital gain or loss may result for tax purposes from termination of the GNMA Portfolios.

SUMMARY -- U.S. TREASURY PORTFOLIO

         Each Kemper Government Securities Trust, U.S. Treasury Portfolio, Kemper Defined Funds, U.S. Treasury Portfolio, EVEREN Unit Investment Trusts U.S. Treasury Portfolio and Ranson Unit Investment Trusts U.S. Treasury Portfolio (collectively, the "U.S. Treasury Portfolio Series") is a unit investment trust whose objective is to obtain safety of capital and investment flexibility as well as current monthly distributions of interest through investment in a fixed, laddered portfolio consisting of interest-bearing U.S. Treasury obligations or, in certain U.S. Treasury Portfolio Series, consisting of some or almost all zero coupon U.S. Treasury obligations (the "U.S. Treasury Obligations"). The U.S. Treasury Portfolio Series is formed for the purpose of providing protection against changes in interest rates and also passing through to Unitholders in all states the exemption from state personal income taxes afforded to direct owners of U.S. obligations. Each U.S. Treasury Portfolio Series has an additional purpose of providing income which is exempt from withholding for U.S. Federal income taxes for non-resident alien investors. A foreign investor must provide a completed W-8 Form to his financial representative or the Trustee to avoid withholding on his account. The Securities are direct obligations of the United States and are backed by its full faith and credit. The value of the Units, the estimated current return and estimated long-term return to new purchasers will fluctuate with the value of the portfolio which will generally decrease or increase inversely with changes in interest rates.

         The guaranteed payment of principal and interest afforded by U.S. Treasury Obligations, and, with respect to those Series which own zero coupon U.S. Treasury Obligations ("Stripped Treasury Securities"), the additional fact that no interest distributions will be made prior to maturity of the Stripped Treasury Securities may make investment in U.S. Treasury Portfolio Series particularly well suited for purchase by Individual Retirement Accounts, Keogh Plans, pension funds and other tax-deferred retirement plans. In addition, the ability to buy Units (minimum purchase $1,000 per Series, $250 for IRA accounts) at a Public Offering Price of approximately $1.00 per Unit ($10.00 per Unit for Kemper Defined Funds, EVEREN Unit Investment Trusts and Ranson Unit Investment Trusts) enables such investors to tailor the dollar amount of their purchases of Units to take maximum possible advantage of the annual deductions available for contributions to such plans. Investors should consult with their tax advisers before investing. See "Retirement Plans."

         Monthly Distributions. Monthly distributions of interest received by each U.S. Treasury Portfolio Series will be paid in cash unless the Unitholder elects to have them automatically reinvested in certain mutual funds. Since the portfolio securities and investment objectives of such funds may differ significantly from that of the U.S. Treasury Portfolio, Unitholders should carefully consider the consequences before selecting such funds for reinvestment. Any such reinvestment is made at net asset value (that is, without a sales charge). Investors have the ability to designate that only principal payments or only interest payments or both are to be reinvested (see "Reinvestment Program"). Distributions of principal will be made in accordance with the instructions of the investor in any month the amount in the Principal Account equals or exceeds $1.00 per 1,000 Units ($1.00 per 100 Units for certain Trusts). Distributions will be made as specified in Part Two of the Prospectus for each Trust.

         Stripped Treasury Securities. Stripped Treasury Securities are sold at a deep discount because the buyer of those securities obtains only the right to receive a future fixed payment on the security and not any rights to periodic interest payments thereon. Purchasers of these Securities acquire, in effect, discount obligations that are economically identical to the "zero-coupon bonds" that have been issued by corporations. Zero coupon bonds are debt obligations which do not make any periodic payments of interest prior to maturity and accordingly are issued at a deep discount.

         Stripped Treasury Securities held by any Series of the U.S. Treasury Portfolio Series Trust shall consist solely of either of the following types of the registered securities: (a) U.S. Treasury debt obligations originally issued as bearer coupon bonds which have been stripped of their unmatured interest coupons and (b) coupons which have been stripped from U.S. Treasury bearer bonds, either of which may be held through the Federal Reserve Bank's book entry system called "Separate Trading of Registered Interest and Principal of Securities" ("STRIPS"). The Stripped Treasury Securities are payable in full at maturity at their stated maturity amount and are not subject to redemption prior to maturity. In addition, the Stripped Treasury Securities do not make any periodic payments of interest.

         The Stripped Treasury Securities are sold at a substantial discount from their face amounts payable at maturity. The holder of Stripped Treasury Securities will be required to include annually in gross income an allocable portion of the deemed original issue discount, prior to receipt of cash attributable to that income. Accordingly, any Series owning Stripped Treasury Securities may not be a suitable investment unless these taxes can be paid from other funds or unless such Series is purchased by Individual Retirement Accounts, Keogh plans or other tax-deferred retirement plans. Stripped Treasury Securities are marketable in substantially the same manner as other discount Treasury Securities.

         Risk Factors. An investment in Units of the U.S. Treasury Portfolio should be made with an understanding of the risks which an investment in fixed-rate U.S. Treasury Obligations may entail, including the risk that the value of the portfolio and hence of the Units will decline with increases in interest rates. Some or all of the Securities in the Trust Fund have been purchased at a market discount. The current returns (coupon interest rate) of such Securities are lower than the current returns of similar, comparably rated, Securities issued at currently prevailing interest rates.

         Additionally, an investment in a Series holding Stripped Treasury Securities should be made with an understanding of the risks which an investment in debt obligations, most of which were purchased at a deep discount, may entail, including the risk that the value of the underlying debt obligations and hence of the Units will decline with increases in interest rates. The market value of Stripped Treasury Securities, and therefore the value of the Units, may be subject to greater fluctuations in response to changing interest rates than debt obligations of comparable maturities which pay interest currently. This risk is greater when the period to maturity is longer. No distributions of income are anticipated until maturity of the Stripped Treasury Securities. The price per Unit will vary in accordance with fluctuations in the values of the Stripped Treasury Securities, and the distributions could change if Stripped Treasury Securities are paid or sold, or if the expenses of the Trust change.

         The Stripped Treasury Securities will mature at one year intervals in consecutive years and do not make any periodic payment of income prior to maturity. Accordingly, it is not anticipated that there will be any periodic distributions of income.

         Because interest on "zero coupon" debt obligations is not distributed on a current basis but in effect compounded, the value of securities of this type, including the value of accreted and reinvested interest (and of a trust comprised of these obligations), is subject to greater fluctuations than of obligations which distribute income regularly. Accordingly, while the full faith and the credit of the U.S. government provides a high level of protection against credit risks on the Securities, sale of Units before maturity of the Securities at a time when interest rates have increased would involve greater risk than in a trust which is invested in debt obligations or comparable maturity which pay interest currently. This risk is greater when the period to maturity is longer.

         Estimated Current and Long-Term Returns. The Estimated Current Return is calculated by dividing the estimated net annual interest rate per Unit by the Public Offering Price. The net estimated annual interest rate per Unit will vary with changes in the fees and expenses of the Trustee, Sponsor and Evaluator and with the exchange, redemption, sales, scheduled payments, prepayments or maturity of underlying Securities in the portfolio. The Public Offering Price of a Trust will also vary with fluctuations in the evaluation of the underlying Securities and accrued interest, and in the case of certain Trusts with changes in the Purchased Interest and Daily Accrued Interest; therefore, there is no assurance that the present Estimated Current Return will be realized in the future. The Estimated Long-Term Return is calculated using a formula which (1) takes into account the amortization of premiums and the accretion of discounts, the estimated retirements of all the Securities in such Series and (2) takes into account the expenses and sales charge associated with each Unit of the Trust. Since the market values and the estimated average lives or estimated retirements, as the case may be, of the Securities and the expenses of a Trust will change, it can be expected that the Estimated Long-Term Returns will fluctuate in the future. Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculation includes only the net annual interest rate and Public Offering Price.

         Market for Units. The Sponsor, though not obligated to do so, after the initial offering period, intends to maintain a market for the Units based on the aggregate institutional bid side evaluation of the underlying Securities plus Purchased Interest, if any, and accrued interest (or Daily Accrued Interest). If such market is not maintained, a Unitholder will, nevertheless, be able to dispose of his Units through redemption at prices based on the aggregate institutional bid side evaluation of the underlying Securities. See "Redemption." Market conditions may cause such prices to be greater or less than the amount paid for Units.

THE U.S. TREASURY PORTFOLIO SERIES

     Each Kemper Government Securities Trust, U.S. Treasury Portfolio, Kemper Defined Funds, U.S. Treasury Portfolio, EVEREN Unit Investment Trusts U.S. Treasury Portfolio and Ranson Unit Investment Trusts U.S. Treasury Portfolio (collectively, the "U.S. Treasury Portfolio Series") is a "unit investment trust" created under Missouri or New York law pursuant to a Trust Indenture and Agreement (hereinafter collectively referred to as the "Indenture").*** Claymore Securities, Inc. is the Sponsor and Evaluator of the Trusts and is successor sponsor and evaluator of all unit investment trusts formerly sponsored by EVEREN Unit Investment Trusts, a service of EVEREN Securities, Inc. Claymore Securities, Inc. is also the sponsor and successor sponsor of certain unit investment trusts sponsored by Ranson & Associates, Inc. See "Sponsor." The Bank of New York is the Trustee of the Trusts as successor to Investors Fiduciary Trust Company.

         The objective of the U.S. Treasury Portfolio is to obtain safety of capital and investment flexibility through investment in a fixed, laddered portfolio consisting of interest-bearing (or in some cases zero coupon) U.S. Treasury Obligations. The U.S. Treasury Portfolio Series is formed for the purpose of providing protection against changes in interest rates and also passing through to Unitholders in all states the exemption from state personal income taxes afforded to direct owners of U.S. obligations. The Securities are direct obligations of the United States and are backed by its full faith and credit. The value of the Units, the estimated current return and estimated long-term return to new purchasers will fluctuate with the value of the Securities included in the portfolio which will generally decrease or increase inversely with changes in interest rates. See "Tax Status of the Trusts."

         Risk Factors. An investment in Units of the U.S. Treasury Portfolio Series should be made with an understanding of the risks which an investment in fixed rate debt obligations may entail, including the risks that the value of the Portfolio and hence of the Units will decline with increases in interest rates. The value of the underlying Securities will fluctuate inversely with changes in interest rates. The high inflation of prior years, together with the fiscal measures adopted to attempt to deal with it, have resulted in wide fluctuations in interest rates and, thus, in the value of fixed rate long term debt obligations generally. The Sponsor cannot predict whether such fluctuations will continue in the future.

         In selecting Securities for deposit in the U.S. Treasury Portfolio Series, the following factors, among others, were considered by the Sponsor: (i) the prices of the Securities relative to other comparable Securities; (ii) the maturities of these Securities; and (iii) whether the Securities were issued after July 18, 1984.

         The U.S. Treasury Portfolio Series may be an appropriate medium for investors who desire to participate in a portfolio of taxable fixed income securities offering the safety of capital provided by an investment backed by the full faith and credit of the United States. In addition, many investors may benefit from the exemption from state and local personal income taxes that will pass through the U.S. Treasury Portfolio Series to Unitholders in virtually all states.

         Since Unitholders of a Series holding Stripped Treasury Securities will be required for Federal income tax purposes to include amounts in ordinary gross income in advance of the receipt of the cash attributable to such income, such Series may be appropriate only for an account which can pay taxes with other funds in advance of the receipt of the cash attributable to such income or for Individual Retirement Accounts, Keogh plans or other tax-deferred retirement plans.

         General. Each Unit in a Series represents the fractional undivided interest in the U.S. Treasury Portfolio Series as set forth under "Essential Information" in Part Two of the Prospectus. Because certain of the Securities from time to time may be redeemed or will mature in accordance with their terms or may be sold under certain circumstances described herein, the U.S. Treasury Portfolio Series of the Trust is not expected to retain its present size and composition. Units will remain outstanding until redeemed upon tender to the Trustee by any Unitholder (which may include the Sponsor) or until the termination of the Trust pursuant to the Indenture.

PORTFOLIO SELECTION

         In selecting Ginnie Maes and U.S. Treasury Obligations (collectively referred to herein as the "Portfolio Obligations") for deposit in a Series of the appropriate Trusts, the following factors, among others, were considered by the Sponsor: (i) the types of such obligations available; (ii) the prices and yields of such obligations relative to other comparable obligations including the extent to which such obligations are trading at a premium or at a discount from par; and (iii) the maturities of such obligations.

         Each Series of the Trusts consists of the unamortized principal amount of the Portfolio Obligations listed in Part Two of the Prospectus under "Schedule of Investments" as may continue to be held from time to time in such Series together with accrued and undistributed interest thereon and undistributed cash representing payments and prepayments of principal and proceeds realized from the disposition of Portfolio Obligations. Neither the Sponsor nor the Trustee shall be liable in any way for any default, failure or defect in any of the Securities.

         Each series of the Trust may contain "zero coupon" U.S. Treasury Obligations. See "Schedule of Investments" in Part Two of the Prospectus. Zero coupon obligations are purchased at a deep discount because the buyer receives only the right to receive a final payment at the maturity of the obligations and does not receive any periodic interest payments. The effect of owning deep discount obligations which do not make current interest payments (such as the zero coupon obligations) is that a fixed yield is earned not only on the original investment but also, in effect, on all discount earned during the life of such income on such obligation at a rate as high as the implicit yield on the discount obligation, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, zero coupon obligations are subject to substantially greater price fluctuations during periods of changing market interest rates than are securities of comparable quality which pay interest.

         Because regular payments of principal are to be received and certain of the Portfolio Obligations from time to time may be redeemed or will mature in accordance with their terms or may be sold under certain circumstances described herein, the Series of the Trusts are not expected to retain their present size and composition.

THE UNITS

         Each Unit represents the fractional undivided interest in a Series of the Trusts set forth in Part Two of the Prospectus under "Essential Information." If any Units are redeemed by the Trustee, the principal amount of Portfolio Obligations in such Series of the Trusts will be reduced by amounts allocable to redeemed Units, and the fractional undivided interest represented by each Unit in the balance will be increased. Units will remain outstanding until redeemed upon tender to the Trustee by any Unitholder (which may include the Sponsor) or until the termination of the Series of the Trusts. See "Redemption" and "Administration of the Trust -- Termination."

ESTIMATED LONG-TERM AND CURRENT RETURNS

     The Estimated Current Return and Estimated Long-Term Return for each trust are the amounts set forth in Part Two of the Prospectus under "Essential Information" as of the date shown on that page. Estimated Current Return is calculated by dividing the estimated net annual interest rate per Unit by the Public Offering Price. The estimated net annual interest rate per Unit will vary with changes in fees and expenses of the Trustee, the Sponsor and the Evaluator and with the principal prepayment, redemption, maturity, exchange or sale of Portfolio Obligations while the Public Offering Price will vary with changes in the offering price of the underlying Portfolio Obligations and accrued interest, and in the case of certain Trusts, with changes in Purchased Interest and Daily Accrued Interest; therefore, there is no assurance that the present Estimated Current Return will be realized in the future. The Estimated Long-Term Return is calculated using a formula which (1) takes into consideration, and determines and factors in the relative weightings of, the market values, yields (which takes into account the amortization of premiums and the accretion of discounts) and, in the case of GNMA Portfolio Series, the estimated average life of all the Portfolio Obligations in such Series or, in the case of U.S. Treasury Portfolio Series, the estimated retirements of all of the Portfolio Obligations in such Series and (2) takes into account the expenses and sales charge associated with each Trust Unit. Since the market values and the estimated average lives or estimated retirements, as the case may be, of the Portfolio Obligations and the expenses of the Trust will change, there is no assurance that the present Estimated Long-Term Return will be realized in the future. The Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated dates and amounts of principal returned while the Estimated Current Return calculations include only net annual interest rates and Public Offering Price. See "Summary -- GNMA Portfolio -- Estimated Current and Long-Term Returns" and "Summary -- U.S. Treasury Portfolio-- Estimated Current and Long-Term Returns."

         Payments received in respect of the mortgages underlying the Ginnie Maes in the GNMA Trust Portfolios will consist of a portion representing interest and a portion representing principal. Although the aggregate monthly payment made by the obligor on each mortgage remains constant (aside from optional prepayments of principal), in the early years most of each such payment will represent interest, while in later years, the proportion representing interest will decline and the proportion representing principal will increase. However, by reason of optional prepayments, principal payments in the earlier years on the mortgages underlying the Ginnie Maes may be substantially in excess of those required by the amortization schedules of such mortgages. Therefore, principal payments in later years may be substantially less since the aggregate unpaid principal balances of such underlying mortgages may have been greatly reduced. To the extent that the underlying mortgages bearing higher interest rates in the GNMA Trust Portfolios are pre-paid faster than the other underlying mortgages, the net annual interest rate per Unit and the Estimated Current Return on the Units can be expected to decline. Monthly payments to the Unitholders will reflect all of the foregoing factors.

         In addition to the Public Offering Price, the price of a Unit will include accrued interest on the Portfolio Obligations from the last Record Date of that Series of the Trusts to the date of settlement for any purchase. Therefore, accrued interest will generally be added to the value of the Units. If a Unitholder sells all or a portion of his Units, he will receive his proportionate share of the accrued interest on such Series from the purchaser of his Units. Similarly, if a Unitholder redeems all or a portion of his Units, the Redemption Price per Unit will include accrued interest on the Portfolio Obligations.

PUBLIC OFFERING OF UNITS

         Public Offering Price. The Public Offering Price of Units is computed by adding to the aggregate institutional bid price of the Portfolio Obligations in that Series of the Trusts as determined by the Evaluator (see below) plus any money in the Principal Account of such Series other than money required to redeem tendered Units, plus Purchased Interest, if any, and accrued interest (or Daily Accrued Interest), then dividing such sum by the number of Units of such Series outstanding and then adding that sales charge referred to below.

         Although under no obligation to do so, the Sponsor intends to permit volume purchasers of Units to purchase Units at a reduced sales charge. The Sponsor may at any time change the amount by which the sales charge is reduced or may discontinue the discount altogether.

         The sales charge per Unit for the GNMA Portfolio Series will be reduced pursuant to the following graduated scale:

                                             PERCENT OF
                                              OFFERING
TICKET SIZE                                     PRICE

Less than $100,000....................          3.95%
$100,000 to $249,999..................          3.70
$250,000 to $499,999..................          3.35
$500,000 to $999,999..................          3.10
$1,000,000 or more....................          2.90


         The sales charge per Unit for U.S. Treasury Portfolio Series will be reduced pursuant to the following graduated scale:


                    DOLLAR WEIGHTED AVERAGE YEARS TO MATURITY

TICKET SIZE                           0-1.99 YEARS    2-2.99 YEARS     3-4.99 YEARS     5-6.99 YEARS     7-9.99 YEARS
                                                      SALES CHARGE (PERCENT OF PUBLIC OFFERING PRICE)

Less than $500,000................        1.25%            1.50%           1.75%             2.25%           3.00%
$500,000 to $999,999..............        1.00             1.25            1.50              1.75            2.50
$1,000,000 to $1,499,999*.........        1.00             1.00            1.25              1.50            2.00

-------
*  For any transaction in excess of $1,499,999, please contact the Sponsor for the applicable sales charge.

         The reduced sales charges as shown on the tables above will apply to all purchases of Units on any one day by the same person from the same firm, and for this purpose, purchases of Units of one or more Series of the Trusts will be aggregated with concurrent purchases of Units of any other unit investment trust that may be offered by the Sponsor.

         Additionally, Units purchased in the name of a spouse or child (under
21) of such purchaser will be deemed to be additional purchases by such purchaser. The reduced sales charge is also applicable to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account.

         The Sponsor will also allow purchasers who commit to purchase $1 million or more of a Series units during a 12 month period to do so at the applicable sales charge for such series pursuant to a letter of intent, subject to certain restrictions.

         Employees (and their immediate families) of the Sponsor may, pursuant to employee benefit arrangements, purchase Units of the Trust at a price equal to the bid side evaluation of the underlying Securities in the Trust, divided by the number of Units outstanding. Such purchases are not subject to a sales charge nor do they pay a dealer concession. Such arrangements result in less selling effort and selling expenses than sales to employee groups of other companies. Resales or transfers of Units purchased under the employee benefit arrangements may only be made through the Sponsor's secondary market, so long as it is being maintained.

         Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents for purchases (see "Public Distribution of Units") by investors who purchase Units through registered investment advisers, certified financial planners or registered broker-dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed.

         In addition to the Public Offering Price, the price of a Unit of a Series of the Kemper Government Securities Trust will include accrued interest on the Portfolio Obligations from the last Record Date of that Series of such Trust to the date of settlement for any purchase. Therefore, accrued interest will generally be added to the value of the Units of such Trust. If a Unitholder of the Kemper Government Securities Trust sells all or a portion of his Units, he will receive his proportionate share of the accrued interest for that Series of the Trusts from the purchaser of his Units. Similarly, if a Unitholder of the Kemper Government Securities Trust redeems all or a portion of his Units, the Redemption Price per Unit will include accrued interest on the Portfolio Obligations in such Series.

         In the case of certain Series of Kemper Defined Funds, the Public Offering Price includes accrued interest which consists of two elements. The first element arises as a result of accrued interest which is the accumulation of unpaid interest on a security from the later of the last day on which interest thereon was paid or the date of original issuance of the security. Interest on the Portfolio Obligations in a Trust is paid monthly or semi-annually to the Trust. The aggregate amount of such accrued interest on the Portfolio Obligations in a Trust in certain Series of Kemper Defined Funds to the First Settlement Date of such Trust is referred to herein as "Purchased Interest." Included in the Public Offering Price of the Trust Units is Purchased Interest. The second element of accrued interest arises because the estimated net interest on the Units in a Trust is accounted for daily on an accrual basis (herein referred to as "Daily Accrued Interest" for purposes of certain Kemper Defined Funds Trusts). Because of this, the Units always have an amount of interest earned but not yet paid or reserved for payment. For this reason, the Public Offering Price of Units in certain Series of Kemper Defined Funds will include the proportionate share of Daily Accrued Interest to the date of settlement. If a Unitholder in certain Series of Kemper Defined Funds sells or redeems all or a portion of his Units or if the Portfolio Obligations are sold or otherwise removed or if the Trust is liquidated, he will receive at that time his proportionate share of the Purchased Interest and Daily Accrued Interest computed to the settlement date in the case of sale or liquidation and to the date of tender in the case of redemption in the Trust.

         In the case of certain other Series of Kemper Defined Funds and all Series of EVEREN Unit Investment Trusts and Ranson Unit Investment Trusts, the Public Offering Price includes accrued interest as described in this paragraph. Accrued interest is the accumulation of unpaid interest on a security from the last day on which interest thereon was paid. Interest on Securities generally is paid semi-annually (monthly in the case of Ginnie Maes, if any) although a Trust accrues such interest daily. Because of this, a Trust always has an amount of interest earned but not yet collected by the Trustee. For this reason, with respect to sales settling subsequent to the First Settlement Date, the Public Offering Price of Units will have added to it the proportionate share of accrued interest to the date of settlement. Unitholders will receive on the next distribution date of a Trust the amount, if any, of accrued interest paid on their Units. In an effort to reduce the amount of accrued interest which would otherwise have to be paid in addition to the Public Offering Price in the sale of Units to the public, the Trustee will advance the amount of accrued interest as of the First Settlement Date and the same will be distributed to the Sponsor as the Unitholder of record as of the First Settlement Date. Consequently, the amount of accrued interest to be added to the Public Offering Price of Units will include only accrued interest from the First Settlement Date to the date of settlement, less any distributions from the Interest Account subsequent to the First Settlement Date. Because of the varying interest payment dates of the Securities, accrued interest at any point in time will be greater than the amount of interest actually received by the Trusts and distributed to Unitholders. Therefore, there will always remain an item of accrued interest that is added to the value of the Units. If a Unitholder sells or redeems all or a portion of his Units, he will be entitled to receive his proportionate share of the accrued interest from the purchaser of his Units. Since the Trustee has the use of the funds held in the Interest Account for distributions to Unitholders and since such Account is non-interest bearing to Unitholders, the Trustee benefits thereby.

         The Public Offering Price on any date will vary from the amount stated under "Essential Information" in Part Two of the Prospectus due to fluctuations in the valuation of the underlying Portfolio Obligations in such Series of the Trusts and accrued interest, and, in the case of certain Trusts, the additions or deletions of Purchased Interest and Daily Accrued Interest.

         The aggregate institutional bid prices of the Portfolio Obligations in a Series of the Trusts, are determined for each Series of the Trusts by the Evaluator, in the following manner: (a) on the basis of current bid prices for the Portfolio Obligations, (b) if bid prices are not available for the Portfolio Obligations, on the basis of current bid prices for comparable securities, (c) by determining the value of the Portfolio Obligations on the bid side of the market by appraisal, or (d) by any combination of the above. The Evaluator may obtain current price information as to the Portfolio Obligations from investment dealers or brokers, including the Sponsor. Such evaluations and computations will be made as of the close of business on each business day and will be effective for all sales of Units made during the preceding 24-hour period. Evaluations, for purposes of redemptions by the Trustee, will be made each business day as of the Evaluation Time stated under "Essential Information" in Part Two of the Prospectus, effective for all redemptions made subsequent to the last preceding determination.

         In connection with the Ginnie Maes deposited in the GNMA Trusts, there is a period of time beginning on the first day of each month, during which the total amount of payments (including prepayments, if any) of principal for the preceding month on the various mortgages underlying each of the Ginnie Maes in the Portfolio of a Series will not yet have been reported by the issuer to GNMA and made generally available to the public. During this period, the precise principal amount of the underlying mortgages remaining outstanding for each Ginnie Mae in the Portfolios, and therefore the precise principal amount of such Security, will not be known, although the principal amount outstanding for the preceding month will be known. Therefore, the exact amount of principal to be acquired by the Trustee as a holder of such Securities which may be distributed to Unitholders of such Series with the next monthly distribution will not be known. The Sponsor does not expect that the amounts of such prepayments and the differences in such principal amounts from month to month will be material in relation to a Series of the GNMA Trusts due to the number of mortgages underlying each Ginnie Mae and the number of such Ginnie Maes in each Series of the GNMA Trusts. However, there can be no assurance that they will not be material. For purposes of the determination by the Evaluator of the bid prices of the Ginnie Maes in the GNMA Portfolios and for purposes of calculations of accrued interest on the Units, during the period in each month prior to the time when the precise amounts of principal of the Ginnie Maes for the month become publicly available, the Evaluator will base its evaluations and calculations, which are the basis for calculations of the Public Offering Price, the Sponsor's Repurchase Price and the Redemption Price per Unit, upon the principal amount of such Series outstanding for the preceding month. The Sponsor expects that the differences in such principal amounts from month to month will not be material to each GNMA Portfolio Series of the Trusts. Nevertheless, the Sponsor will adopt procedures as to pricing and evaluation for the Units of each Series of the GNMA Trusts, with such modifications, if any, deemed necessary by the Sponsor for the protection of Unitholders, designed to minimize the impact of such differences upon the calculation of the Public Offering Price per Unit, the Sponsor's Repurchase Price per Unit and the Redemption Price per Unit of such Series.

         Public Distribution. The Sponsor has qualified Units for sale in various states. Units will be sold through dealers who are members of the National Association of Securities Dealers, Inc. and through others. Such firms receive a discount from the Public Offering Price as indicated in the tables under "Profit of Sponsor" below. Certain commercial banks may be making Units of the Trust available to their customers on an agency basis. Furthermore, as a result of certain legislative changes effective November 1999, banks are no longer prohibited from certain affiliations with securities firms. This new legislation grants banks new authority to conduct certain authorized activity, such as sales of Units, through financial subsidiaries. A portion of the sales charge paid by their customers is retained by or remitted to the banks in an amount as indicated in the tables under "Profit of Sponsor" below. The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units. The Sponsor reserves the right to change the discounts from time to time. The difference between the discounts and the sales charge will be retained by the Sponsor.

         The Sponsor also reserves the right to change the discounts set forth above from time to time. In addition to such discounts, the Sponsor may, from time to time, pay or allow an additional discount, in the form of cash or other compensation, to dealers employing registered representatives who sell, during a specified time period, a minimum dollar amount of Units of the Series of the Trusts and other unit investment trusts underwritten by the Sponsor.

         While not obligated to do so, the Sponsor intends, subject to change at any time, to maintain a market for Units of the Series of the Trusts offered hereby and to continuously offer to purchase said Units at prices based on the aggregate institutional bid prices of the underlying Portfolio Obligations in such Series, together with accrued interest to the expected date of settlement.

                                      GNMA

         The Sponsor may suspend or discontinue purchases of Units at prices based on the bid prices of Securities in any Series of the Trusts if the supply of Units exceeds demand, or for other business reasons.

         Profits of Sponsor. Sales of Units may be made to or through dealers or through others at prices which represent discounts from the Public Offering Price as set forth below. Discounted rates for the GNMA Portfolio Series are as follows:

                                                                    GNMA
TICKET SIZE*                                                       SERIES

Less than $100,000...................................               2.60%
$100,000 to $249,999.................................               2.50
$250,000 to $499,999.................................               2.30
$500,000 to $999,999.................................               2.05
$1,000,000 or more...................................               2.00

-------
* The breakpoint is applied on a Unit basis utilizing a breakpoint equivalent in the above table of $1.00 per Unit for $1 Units and $1000 per 100 Units for $10 Units.


         On the sale of Units, the Sponsor will retain the difference between the discount and the sales charge. The Sponsor may also realize profits or sustain losses while maintaining a market in the Units, in the amount of any difference between the prices at which it buys Units and the prices at which Units are resold after allowing for the discount.

         Cash, if any, received by a dealer from Unitholders prior to the settlement date for a purchase of Units of any Series may be used in such dealer's business subject to the limitations of Rule 15c3-3 under the Securities Exchange Act of 1934 and may be of benefit to the dealer.

                            TAX STATUS OF THE TRUSTS

REGULATED INVESTMENT COMPANIES

         This section summarizes some of the main U.S. federal income tax consequences of owning Units of each series of the GNMA Trusts (except for Kemper Government Securities Trust GNMA Portfolio (Foreign Investors Trusts) and Kemper Defined Funds GNMA Portfolio, Series 1) (the "RICs"). For the discussion for the U.S. Treasury Portfolio Series and the other GNMA Trusts, see below under "Other Trusts." This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and this summary does not describe all of the tax consequences to all taxpayers. For example, this summary generally does not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign taxes. As with any investment, you should consult your own tax professional about your particular consequences. In addition, the Internal Revenue Service issued new withholding and reporting regulations effective January 1, 2001. Foreign investors should consult their own tax advisors regarding the tax consequences of these regulations.

         RIC Status. The RICs intend to qualify as "regulated investment companies" under the federal tax laws. If a RIC qualifies as a regulated investment company and distributes its income as required by the tax law, the RIC generally will not pay federal income taxes.

         Distributions. RIC distributions are generally taxable. After the end of each year, you will receive a tax statement that separates most of your RIC's distributions into two categories, ordinary income distributions and capital gains dividends. Ordinary income distributions are generally taxed at your ordinary tax rate. Generally, you will treat all capital gains dividends as long-term capital gains regardless of how long you have owned your Units. To determine your actual tax liability for your capital gains dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, your RIC may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you. The tax status of your distributions from your RIC is not affected by whether you reinvest your distributions in additional Units or receive them in cash. The income from your RIC that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

         Dividends Received Deduction. A corporation that owns Units generally will not be entitled to the dividends received deduction with respect to dividends received from the RIC, because the dividends received deduction is generally not available for distributions from regulated investment companies.

         If You Sell or Redeem Units. If you sell or redeem your Units, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Units from the amount you receive in the transaction. Your tax basis in your Units is generally equal to the cost of your Units, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your Units.

         Taxation of Capital Gains and Losses. Under the recently enacted "Jobs and Growth Tax Relief Reconciliation Act of 2003" (the "Tax Act"), if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets). These new capital gains rates are generally effective for taxable years ending on or after May 6, 2003 and beginning before January 1, 2009. However, special effective date provisions are set forth in the Tax Act. For example, there are special transition rules provided with respect to gain properly taken into account for the portion of the taxable year before May 6, 2003.

         For periods not covered by these reduced rates under the Tax Act, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term gains from most property acquired after December 31, 2000 with a holding period of more than five years. Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine your holding period. However, if you receive a capital gain dividend from your RIC and sell your Unit at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. In addition, the Internal Revenue Code treats certain capital gains as ordinary income in special situations.

         Deductibility of RIC Expenses. Expenses incurred and deducted by the RIC will generally not be treated as income taxable to you. In some cases, however, you may be required to treat your portion of these RIC expenses as income. In these cases you may be able to take a deduction for these expenses. However, certain miscellaneous itemized deductions, such as investment expenses, may be deducted by individuals only to the extent that all of these deductions exceed 2% of the individual's adjusted gross income.

     Foreign Investors. If you are a foreign investor (i.e., an ivestor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from a trust dividends for U.S. federal income tax purposes (other than dividends designated by such trust as capital gain dividends) will be subject to U.S. income taxes, including withholding taxes. However, distributions received by a foreign investor from a Trust that are designated by such trust as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided certain conditions are met. Foreign investors should consult their tax advisors with respect to U.S. tax consequences of ownership of units.

OTHER TRUSTS

         This section summarizes some of the main U.S. federal income tax consequences of owning Units of each Series of the U.S. Treasury Portfolio Series and of the Kemper Government Securities Trust GNMA Portfolio (Foreign Investors Trusts) and Kemper Defined Funds GNMA Portfolio, Series 1 (the "Grantor Trusts"). For the discussion for the other Trusts, see above under "Regulated Investment Companies." This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker/dealer, or other investor with special circumstances. In addition, this section does not describe your state or foreign taxes. As with any investment, you should consult your own tax professional about your particular consequences. In addition, the Internal Revenue Service issued new withholding and reporting regulations effective January 1, 2001. Foreign investors should consult their own tax advisors regarding the tax consequences of these regulations.

         Assets of the Grantor Trusts. Each Grantor Trust will hold various debt obligations (the "Debt Obligations"). All of the assets held by a Trust constitute the "Trust Assets." For purposes of this federal tax discussion, it is assumed that the Debt Obligations constitute debt the interest on which is includible in gross income for federal income tax purposes.

         Grantor Trust Status. The Grantor Trusts will not be taxed as corporations for federal income tax purposes. As a Unit owner, you will be treated as the owner of a pro rata portion of the assets of your trust, and as such you will be considered to have received a pro rata share of income (e.g., interest, accruals of original issue discount and market discount, and capital gains, if any) from the Trust Assets when such income would be considered to be received by you if you directly owned the Trust Assets. This is true even if you elect to have your distributions automatically reinvested into additional Units. In addition, the income from the Trust Assets which you must take into account for federal income tax purposes is not reduced by amounts used to pay Trust expenses (including the deferred sales charge, if any).

         Your Tax Basis and Income or Loss Upon Disposition. If your Grantor Trust disposes of Trust Assets, you will generally recognize gain or loss. If you dispose of your Units or redeem your Units for cash, you will also generally recognize gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in the related Trust Assets from your share of the total amount received in the transaction. You can generally determine your initial tax basis in each Trust Asset by apportioning the cost of your Units, generally including sales charges, among each Trust Asset ratably according to their value on the date you purchase your Units. In certain circumstances, however, you may have to adjust your tax basis after you purchase your Units (for example, in the case of accruals of original issue discount, market discount, premium and accrued interest, as discussed below).

         Under the recently enacted "Jobs and Growth Tax Relief Reconciliation Act of 2003" (the "Tax Act"), if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets). These new capital gains rates are generally effective for taxable years ending on or after May 6, 2003 and beginning before January 1, 2009. However, special effective date provisions are set forth in the Tax Act. For example, there are special transition rules provided with respect to gain properly taken into account for the portion of the taxable year before May 6, 2003.

         For periods not covered by these reduced rates under the Tax Act, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term gains from most property acquired after December 31, 2000, with a holding period of more than five years.

         Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine your holding period. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code, however, treats certain capital gains as ordinary income in special situations.

         Discount, Accrued Interest and Premium on Debt Obligations. Some Debt Obligations may have been sold with original issue discount. This generally means that the Debt Obligations were originally issued at a price below their face (or par) value. Original issue discount accrues on a daily basis and generally is treated as interest income for federal income tax purposes. Your basis of each Debt Obligation which was issued with original issue discount must be increased as original issue discount accrues.

         Some Debt Obligations may have been purchased by you or the Grantor Trust at a market discount. Market discount is generally the excess of the stated redemption price at maturity for the Debt Obligation over the purchase price of the Debt Obligation. Market discount can arise based on the price a Grantor Trust pays for a Debt Obligation or on the price you pay for your Units. Market discount is taxed as ordinary income. You will recognize this income when your Grantor Trust receives principal payments on the Debt Obligation, when the Debt Obligation is disposed of or redeemed, or when you sell or redeem your Units. Alternatively, you may elect to include market discount in taxable income as it accrues. Whether or not you make this election will affect how you calculate your basis and the timing of certain interest expense deductions. "Stripped" U.S. Treasury obligations are subject to the original issue discount rules, rather than being treated as having market discount.

         Alternatively, some Debt Obligations may have been purchased by you or your Grantor Trust at a premium. Generally, if the tax basis of your pro rata portion of any Debt Obligation, generally including sales charges, exceeds the amount payable at maturity, such excess is considered premium. You may elect to amortize premium. If you make this election, you may reduce your interest income received on the Debt Obligation by the amount of the premium that is amortized and your tax basis will be reduced.

         If the price of your Units includes accrued interest on a Debt Obligation, you must include the accrued interest in your tax basis in that Debt Obligation. When your Grantor Trust receives this accrued interest, you must treat it as a return of capital and reduce your tax basis in the Debt Obligation.

         This discussion provides only the general rules with respect to the tax treatment of original issue discount, market discount and premium. The rules, however, are complex and special rules apply in certain circumstances. For example, the accrual of market discount or premium may differ from the discussion set forth above in the case of Debt Obligations that were issued with original issue discount.

         Exchanges. If you elect to reinvest amounts received from your Grantor Trust into a future trust, it is considered a sale for federal income tax purposes, and any gain on the sale will be treated as a capital gain, and any loss will be treated as a capital loss. However, any loss you incur in connection with the exchange of your Units of the Grantor Trust for units of a future trust will generally be disallowed with respect to this deemed sale and subsequent deemed repurchase, to the extent the two trusts have substantially identical assets under the wash sale provisions of the Internal Revenue Code.

         Limitations on the Deductibility of Trust Expenses. Generally, for federal income tax purposes, you must take into account your full pro rata share of your Grantor Trust's income, even if some of that income is used to pay Trust expenses. You may deduct your pro rata share of each expense paid by the Grantor Trust to the same extent as if you directly paid the expense. You may, however, be required to treat some or all of the expenses of your Grantor Trust as miscellaneous itemized deductions. Individuals may only deduct certain miscellaneous itemized deductions to the extent they exceed 2% of adjusted gross income.

         Foreign, State and Local Taxes. Some distributions by your Trust may be subject to foreign withholding taxes. Any interest withheld will nevertheless be treated as income to you. However, because you are deemed to have paid directly your share of foreign taxes that have been paid or accrued by your Trust, you may be entitled to a foreign tax credit or deduction for U.S. tax purposes with respect to such taxes. If you are a foreign investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you will not be subject to U.S. federal income taxes, including withholding taxes, on some of the income from your Trust or on gain from the sale or redemption of your Units, provided that certain conditions are met. You should consult your tax advisor with respect to the conditions you must meet in order to be exempt for U.S. tax purposes.

         The Sponsor believes that Unitholders who are individuals will not be subject to any state personal income taxes on the interest received by a U.S. Treasury Portfolio Series and distributed to them. However, Unitholders (including individuals) may be subject to state and local taxes on any capital gains (or market discount treated as ordinary income) derived from a U.S. Treasury Portfolio Series and to other state and local taxes (including corporate income or franchise taxes, personal property or intangibles taxes, and estate or inheritance taxes) on their Units or the income derived therefrom. In addition, individual Unitholders (and any other Unitholders which are not subject to state and local taxes on the interest income derived from U.S. Treasury Portfolio Series) will probably not be entitled to a deduction for state and local tax purposes for their share of the fees and expenses paid by a U.S. Treasury Portfolio Series, for any amortized bond premium or for any interest on indebtedness incurred to purchase or carry their Units. Therefore, even though the Sponsor believes that interest income from a U.S. Treasury Portfolio Series is exempt from state personal income taxes in all states, Unitholders should consult their own tax advisers with respect to state and local taxation of the purchase, ownership and disposition of Units.

RETIREMENT PLANS

         As indicated under "Tax Status of the Trusts" above, Unitholders of a U.S. Treasury Portfolio Series will be required for Federal income tax purposes to include amounts in ordinary gross income in advance of the receipt of the cash attributable to such income. Therefore, purchase of Units may be appropriate only for an account which can pay taxes with other funds in advance of the receipt of the cash attributable to such income or for Individual Retirement Accounts, Keogh plans, pension funds and other qualified retirement plans.

REDEMPTION

         Right of Redemption. It may be possible, in some cases, for Units to be sold in the over-the-counter market for a higher price than the Redemption Value for such Units. Therefore, a Unitholder who wishes to dispose of his Units is advised to inquire through his financial representative as to current market prices for Units in order to determine if there is an over-the-counter price in excess of Redemption Value per Unit or the Sponsor's Repurchase Price for such Series of the Trust.

         A Unitholder who does not dispose of Units in the secondary market described above may cause Units to be redeemed by the Trustee by making a written request to the Trustee, The Bank of New York, 101 Barclay Street, New York, New York 10286 and, in the case of Units evidenced by a certificate, by tendering such certificate to the Trustee, properly endorsed or accompanied by a written instrument or instruments of transfer in a form satisfactory to the Trustee. Unitholders must sign the request, and such certificate or transfer instrument, exactly as their names appear on the records of the Trustee and on any certificate representing the Units to be redeemed. If the amount of the redemption is $500 or less and the proceeds are payable to the Unitholder(s) of record at the address of record, no signature guarantee is necessary for redemption by individual account owners (including joint owners) or fiduciary accounts where the fiduciary is named in the account registration. Additional documentation may be requested, and a signature guarantee is always required, from corporations, executors, administrators, trustees, guardians or associations. If required, the signatures must be guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or such other signature guarantee program in addition to or in substitution for STAMP as may be accepted by the Trustee. A certificate should only be sent by registered or certified mail for the protection of the Unitholder. Since tender of the certificate is required for redemption when one has been issued, Units represented by a certificate cannot be redeemed until the certificate representing such Units has been received by the purchaser.

         Redemption shall be made by the Trustee on the third business day following the day on which a tender for redemption is received (the "Redemption Date") by payment of cash equivalent to the Redemption Value of such Series, determined as set forth below under "Computation of Redemption Value," next following such tender, multiplied by the number of Units of such Series being redeemed. Any Units redeemed shall be cancelled and any undivided fractional interest in such Series of the Trusts extinguished. The price received upon redemption might be more or less than the amount paid by the Unitholder depending on the value of the Portfolio Obligations in the Portfolio of the Series at the time of redemption.

         During the period in which the Sponsor maintains a market for Units, the Sponsor has the right to repurchase any Unit presented for tender to the Trustee for redemption no later than the close of business on the second business day following such presentation.

         The Trustee is irrevocably authorized in its discretion, if the Sponsor does not elect to repurchase any Unit tendered for redemption or if the Sponsor itself tenders Units for redemption, in lieu of redeeming Units presented for tender at the Redemption Value, to sell such Units in the over-the-counter market for the account of a tendering Unitholder at prices which will return to the Unitholder monies, net after brokerage commissions, transfer taxes and other charges, equal to or in excess of the Redemption Value for such Units. In the event of any such sale, the Trustee will pay the net proceeds thereof to the Unitholder on the day he would otherwise be entitled to receive payment of the Redemption Value.

         Any amounts to be paid on redemption representing interest shall be withdrawn from the Interest Account of such Series to the extent funds are available. All other amounts paid on redemption shall be withdrawn from the Principal Account of such Series. The Trustee is authorized by the Indenture to sell Portfolio Obligations from a Series in order to provide funds for redemption. To the extent Portfolio Obligations are sold, the size of that Series of the Trusts will be reduced. Portfolio Obligations will be sold by the Trustee so as to maintain, as closely as practicable, the original percentage relationship between the principal amounts of the Portfolio Obligations in such Series. The Portfolio Obligations to be sold for purposes of redeeming Units will be selected from a list supplied by the Sponsor. The Portfolio Obligations will be chosen for this list by the Sponsor on the basis of such market and credit factors as it may determine are in the best interests of such Series of the Trust. Provision is made under the Indenture for the Sponsor to specify minimum face amounts in which blocks of Portfolio Obligations are to be sold in order to obtain the best price available. While such minimum amounts may vary from time to time in accordance with market conditions, it is anticipated that the minimum face amounts which would be specified would range from $25,000 to $100,000. Sales may be required at a time when the Portfolio Obligations would not otherwise be sold and might result in lower prices than might otherwise be realized. Moreover, due to the minimum principal amount in which Portfolio Obligations may be required to be sold, the proceeds of such sales may exceed the amount necessary for payment of Units redeemed. To the extent not used to meet other redemption requests in such Series, such excess proceeds will be distributed pro rata to all remaining Unitholders of record of such Series, unless reinvested in substitute Portfolio Obligations. See "Administration of the Trust -- Portfolio Supervision."

         Computation of Redemption Value. The value of a Unit of a Series of the Trust is determined as of the Evaluation Time stated under "Essential Information" in Part Two of the Prospectus (a) semiannually, on June 30 and December 31 of each year (or the last business day prior thereto), (b) on any business day as of the Evaluation Time next following the tender of any Unit and
(c) on any other business day desired by the Sponsor or the Trustee,

     (1)  by adding:

          a. The aggregate institutional bid side evaluation of the Portfolio Obligations in a Series of the Trust, as determined by the Evaluator;

          b. Cash on hand in such Series of the Trusts, other than money deposited to purchase contract obligations or money credited to the Reserve Account; and

          c. Accrued but unpaid interest on the Portfolio Obligations in such Series to the redemption date.

     (2) and then deducting from the resulting figure: amounts representing any applicable taxes or governmental charges payable by such Series of the Trusts for the purpose of making an addition to the reserve account (as defined in the Indenture), amounts representing estimated accrued expenses (including audit fees) of the Series, amounts representing unpaid fees and expenses of the Trustee, the Sponsor (if applicable), counsel and the Evaluator and monies held for distribution to Unitholders of record of such Series as of the business day prior to the evaluation being made on the days or dates set forth above; and

     (3) and then dividing the result of the above computation by the total number of Units of such Series outstanding on the date of evaluation. The resulting figure equals the Redemption Value for each Unit of such Series. The Evaluator will determine the aggregate current institutional bid price evaluation of the Portfolio Obligations in each Series of the Trusts as set forth under "Public Offering of Units -- Public Offering Price."

         Postponement of Redemption. The right of redemption of any Series may be suspended and payment of the Redemption Value per Unit postponed for more than seven calendar days following a tender of Units for redemption for any period (as determined by the Securities and Exchange Commission) during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings, or during which trading on that Exchange is restricted or an emergency exists as a result of which disposal or evaluation of the Portfolio Obligations is not reasonably practicable, or for such other periods as the Securities and Exchange Commission may by order permit. The Trustee is not liable to any person in any way for any loss or damage which may result from any such suspension or postponement.

RIGHTS OF UNITHOLDERS

         Unitholders. A Unitholder is deemed to be a beneficiary of the Series of the Trusts which he purchased and is vested with all right, title and interest in the appropriate Series of the Trusts, each of which was created by the Indenture. A Unitholder may at any time tender his Units to the Trustee for redemption.

         Ownership of Units. Ownership of Units of a Series of the Trusts will not be evidenced by Certificates unless a Unitholder or the Unitholder's registered broker/dealer makes a written request to the Trustee. Units are transferable by making a written request to the Trustee and, in the case of Units evidenced by a certificate, by presenting and surrendering such certificate to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer which should be sent registered or certified mail for the protection of the Unitholder. Unitholders must sign such written request, and such certificate or transfer instrument, exactly as their names appear on the records of the Trustee and on any certificate representing the Units to be transferred. Such signatures must be guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or such other signature guarantee program in addition to or in substitution for STAMP as may be accepted by the Trustee.

         Certificates will be issued in denominations of 1,000 Units (100 Units for Kemper Defined Funds, EVEREN Unit Investment Trusts and Ranson Unit Investment Trusts) or any whole number of Units in excess thereof. The Trustee may require a Unitholder to pay a reasonable fee, to be determined in the sole discretion of the Trustee, for each certificate reissued or transferred and to pay any governmental charge that may be imposed in connection with each such transfer or exchange. The Trustee at the present time does not intend to charge for the normal transfer or exchange of certificates. Destroyed, stolen, mutilated or lost certificates will be replaced upon delivery to the Trustee of satisfactory indemnity (generally amounting to 3% of the market value of the Units), affidavit of loss, if appropriate, evidence of ownership and payment of expenses incurred. Any mutilated certificate must be presented to the Trustee before a substitute certificate will be issued.

         Certain Limitations. The death or incapacity of any Unitholder (or the dissolution of the Sponsor) will not operate to terminate the Trusts or any Series thereof nor entitle the legal representatives or heirs of such Unitholder to claim an accounting or to take any other action or proceeding in any court for a partition or winding up of the Trusts or any Series thereof.

         No Unitholder shall have the right to vote except with respect to removal of the Trustee or amendment and termination of the Trust or of the Series of which they are a Unitholder. See "Administration of the Trust -- Amendment" and "Administration of the Trust -- Termination." Unitholders shall have no right to control the operation or administration of the Trust or any Series thereof in any manner, except upon the vote of Unitholders representing 66-2/3% of the Units of a Series outstanding for purposes of amendment, termination or discharge of the Trustee, all as provided in the Indenture; however, no Unitholder shall ever be under any liability to any third party for any action taken by the Trustee, Evaluator or Sponsor.

EXPENSES AND CHARGES

         Fees. The Sponsor will receive no management fee from the Trusts or any Series thereof for its services as such. However, the Sponsor does receive a portfolio surveillance fee, which is earned for portfolio supervisory services, at the rate set forth under "Essential Information" in Part Two of the Prospectus for the appropriate Series, computed monthly on the basis of the largest principal amount of Portfolio Obligations in such Series of the Trusts at any time during the preceding month. The portfolio surveillance fee, which may not exceed the amount set forth under "Essential Information" in Part Two of the Prospectus, may exceed the actual costs of providing portfolio supervisory services for these Series of the Trusts, but at no time will the total amount the Sponsor receives for supervisory services rendered to all unit investment trusts sponsored by the Sponsor in any calendar year exceed the aggregate cost of providing such services in that year.

         The Trustee will receive for its services under the Indenture the fee set forth in Part Two of the Prospectus under "Essential Information," computed monthly on the basis of the largest principal amount of Portfolio Obligations in such Series at any time during the preceding month. In no event will the Trustee be paid less than $2,000 per Series in any one year.

         For evaluation of Portfolio Obligations in a Series of the Trusts, the Evaluator shall receive the fee set forth in Part Two of the Prospectus under "Essential Information," computed monthly on the basis of the largest aggregate principal amount of Portfolio Obligations in such Series at any time during the preceding month.

         The Trustee's fees, Sponsor's portfolio surveillance fees and the Evaluator's fees are payable monthly on or before each Distribution Date from the Interest Account of each Series to the extent funds are available and thereafter from the Principal Account of such Series. Any of such fees may be increased without approval of the Unitholders in proportion to increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index published by the United States Department of Labor or if such category is no longer published, in a comparable category. The Trustee also receives benefits to the extent that it holds funds on deposits in various non-interest bearing accounts created under the Indenture.

         Other Charges. The following additional charges are or may be incurred by a Series of the Trusts as more fully described in the Indenture: (a) fees of the Trustee for extraordinary services, (b) expenses of the Trustee (including legal and auditing expenses, but not including any fees and expenses charged by any agent for custody and safeguarding the Portfolio Obligations) and of counsel designated by the Sponsor, (c) various governmental charges, (d) expenses and costs of any action taken by the Trustee to protect the Series of the Trusts and the rights and interests of the Unitholders thereof, (e) indemnification of the Trustee for any loss, liability or expense incurred by it in the administration of the Series of the Trusts without gross negligence, bad faith, willful malfeasance or willful misconduct on its part or reckless disregard of its obligations and duties, (f) indemnification of the Sponsor for any losses, liabilities and expenses incurred in acting as Sponsor under the Indenture without gross negligence, bad faith, willful malfeasance or willful misconduct or reckless disregard of its obligations and duties, and (g) expenditures incurred in contacting Unitholders upon termination of such Series of the Trusts. To the extent lawful, the Trust shall bear the expenses associated with updating the Trust's registration statement and maintaining registration or qualification of the Units and/or a Trust under federal or state securities laws subsequent to initial registration. Such expenses shall include legal fees, accounting fees, typesetting fees, electronic filing expenses and regulatory filing fees. The expenses associated with updating registration statements have been historically paid by a unit investment trust's sponsor. All direct distribution expenses of a Trust (including the cost of maintaining the secondary market for such a trust), such as printing and distributing prospectuses and preparing, printing, and distributing any advertisements or sales literature will be paid at no cost to the Trust. Any payments received by the Sponsor reimbursing it for payments made to update the Trust's registration statement will not exceed the costs incurred by the Sponsor. The above expenses, including the Trustee's fee, when paid by or owing to the Trustee, are secured by a lien on the Trust. In addition, the Trustee is empowered to sell securities in order to make funds available to pay all expenses.

         The fees and expenses set forth herein are payable out of a Series of the Trusts and when so paid by or owing to the Trustee are secured by a lien on such Series. If the balances in the Interest and Principal Accounts are insufficient to provide for amounts payable by any Series of the Trusts, the Trustee has the power to sell Portfolio Obligations from such Series to pay such amounts. To the extent Portfolio Obligations are sold, the size of that Series of the Trusts will be reduced and the proportions of the types of Portfolio Obligations will change. Such sales might be required at a time when Portfolio Obligations would not otherwise be sold and might result in lower prices than might otherwise be realized. Moreover, due to the minimum principal amount in which Portfolio Obligations may be required to be sold, the proceeds of such sales may exceed the amount necessary for the payment of such fees and expenses.

DISTRIBUTIONS FROM THE INTEREST, PRINCIPAL AND CAPITAL GAINS ACCOUNTS

         GNMA Trust. The terms of the Ginnie Maes provide for payment to the holders thereof (including the Series of the GNMA Trust) on the fifteenth day of each month (the 25th day in the case of Ginnie Mae II's) of amounts collected by or due to the issuers thereof with respect to the underlying mortgages during the preceding month. The Trustee will collect the interest due each Series on the Securities therein as it becomes payable and credit such interest to a separate Interest Account created by the Indenture for such Series.

         Distributions will be made to each Unitholder of record of each Series of the GNMA Trust on the appropriate Distribution Date and will consist of an amount substantially equal to such Unitholder's pro rata share of the cash balances in the Interest Account, the Principal Account and the Capital Gains Account, if any, of such Series computed as of the close of business on the preceding Record Date.

         U.S. Treasury Portfolio Series. The terms of the U.S. Treasury Obligations (other than Stripped Treasury Securities) provide for semi-annual payments of interest on or about the 15th day of the designated months. Interest received by a U.S. Treasury Portfolio Series, including any portion of the proceeds from a disposition of the U.S. Treasury Obligations which represents accrued interest, is credited by the Trustee to the Interest Account for such Trust Fund. All other receipts are credited by the Trustee to a separate Principal Account for such Trust Fund.

         Since interest on the U.S. Treasury Obligations (other than Stripped Treasury Securities) in U.S. Treasury Portfolio Series is payable in semi-annual installments, and distributions of income are made to Unitholders at different intervals from receipt of interest, the interest accruing to Unitholders in the U.S. Treasury Portfolio Series may not be equal to the amount of money received and available for distribution from the Interest Account. Therefore, on each Distribution Date the amount of interest actually deposited in the Interest Account of a U.S. Treasury Portfolio Series and available for distribution may be slightly more or less than the interest distribution made. In order to eliminate fluctuations in interest distributions resulting from such variances, the Trustee is authorized by the Indenture to advance such amounts as may be necessary to provide interest distributions of approximately equal amounts. The Trustee will be reimbursed, without interest, for any such advances from funds available in the Interest Account for such U.S. Treasury Portfolio Series.

         Stripped Treasury Securities are sold at a deep discount because the buyer of those securities obtains only the right to receive a future fixed payment on the security and not any rights to periodic interest payments thereon. Purchasers of these Securities acquire, in effect, discount obligations that are economically identical to the "zero-coupon bonds" that have been issued by corporations. Zero coupon bonds are debt obligations which do not make any periodic payments of interest prior to maturity and accordingly are issued at a deep discount.

         Under generally accepted accounting principles, a holder of a security purchased at a discount normally must report as an item of income for financial accounting purposes the portion of the discount attributable to the applicable reporting period. The calculation of this attributable income would be made on the "interest" method which generally will result in a lesser amount of includable income in earlier periods and a correspondingly larger amount in later periods. For Federal income tax purposes, the inclusion will be on a basis that reflects the effective compounding of accrued but unpaid interest effectively represented by the discount. Although this treatment is similar to the "interest" method described above, the "interest" method may differ to the extent that generally accepted accounting principles permit or require the inclusion of interest on the basis of a compounding period other than the semi-annual period. See "Tax Status of the Trusts."

         The Trustee will distribute on each Distribution Date or shortly thereafter, to each Unitholder of record of U.S. Treasury Portfolio Series on the preceding Record Date, an amount substantially equal to such holder's pro rata share of the cash balance, if any, in the Principal Account of U.S. Treasury Portfolio Series computed as of the close of business on the preceding Record Date. However, no distribution will be required if the balance in the Principal Account is less than $1.00 per 1,000 Units (or in the case of certain Trusts, less than $1.00 per 100 Units). Notwithstanding the foregoing, the Trustee will make a distribution to Unitholders of all principal relating to maturing Treasury Obligations within seven business days of the date of each such maturity.

     General. Distributions for an IRA, Keogh or other tax-deferred retirement plan will not be sent to the individual Unitholder. These distributions will go directly to the custodian of the plan to avoid the penalties associated with premature withdrawals from such accounts. See "Retirement Plans."

         All funds collected or received will be held by the Trustee in trust, without interest to Unitholders, as part of the appropriate Series of the Trusts or the Reserve Account for such Series referred to below until required to be disbursed in accordance with the provisions of the Indenture. Such funds will be segregated on the trust ledger of the Trustee so long as such practice preserves a valid preference of Unitholders of such Series under the bankruptcy laws of the United States, or if such preference is not preserved, the Trustee shall handle such funds in such other manner as shall constitute the segregation and holding thereof in trust within the meaning of the Investment Company Act of 1940, as the same may from time to time be amended. To the extent permitted by the Indenture and applicable banking regulations, such funds are available for use by the Trustee pursuant to normal banking procedures.

         The first distribution for persons who purchase Units between a Record Date and a Distribution Date will be made on the second Distribution Date following their purchase of Units.

         The Trustee is authorized by the Indenture to withdraw from the Principal and/or Interest Accounts of each Series such amounts as it deems necessary to establish a reserve for any taxes or other governmental charges that may be payable out of such Series of the Trust, which amounts will be deposited in a separate Reserve Account. If the Trustee determines that the amount in the Reserve Account is greater than the amount necessary for payment of any taxes or other governmental charges, it will promptly deposit the excess back in the Account from which it was withdrawn.

ADMINISTRATION OF THE TRUST

         Records and Accounts. In accordance with the Indenture, the Trustee shall keep records of all transactions at its office. Such records shall include the name and address of, and the number of Units held by, each Unitholder of each Series of the Trusts. Such books and records shall be open to inspection by any Unitholder of such Series at all reasonable times during the usual business hours. The Trustee shall make such annual or other reports as may from time to time be required under any applicable state or Federal statute, rule or regulation. The Trustee shall keep a certified copy or duplicate original of the Indenture on file in its office available for inspection at all reasonable times during usual business hours by any Unitholder of such Series, together with a current list of the Portfolio Obligations held in each Series of the Trusts. Pursuant to the Indenture, the Trustee may employ one or more agents for the purpose of custody and safeguarding of the Portfolio Obligations comprising the Portfolios.

     Portfolio Supervision. The Indenture permits the Sponsor to direct the Trustee to dispose of any Portfolio Obligation in a Series of the Trusts upon the happening of any of the following events:

     (1) Default in the payment of principal or interest on any of the Portfolio Obligations when due and payable,

     (2) Institution of legal proceedings seeking to restrain or enjoin the payment of any of the Portfolio Obligations or attacking their validity,

     (3) A breach of covenant or warranty which could adversely affect the payment of debt service on the Portfolio Obligations,

     (4) Default in the payment of principal or interest on any other outstanding obligation guaranteed or backed by the full faith and credit of the United States of America,

     (5) A decline in market price to such an extent or such other market credit or other factors exist, as in the opinion of the Sponsor would make retention of any of the Portfolio Obligations detrimental to the Trusts or any Series thereof and to the interests of the Unitholders,

     (6) An offer is made to refund or refinance any of the Portfolio Obligations, or

     (7)  Termination of the Trusts or any Series thereof.

         The Trustee shall also sell any Portfolio Obligation in a Series of the Trusts if there is a default in the payment of principal and interest on such Portfolio Obligation and no provision for payment is made therefor and the Sponsor fails to instruct the Trustee to sell or hold such Portfolio Obligation within thirty days after notice to the Sponsor from the Trustee of such default. The Trustee shall not be liable for any depreciation or loss by reason of any sale of Portfolio Obligations or by reason of the failure of the Sponsor to give directions to the Trustee.

         Amounts received by a Series of the Trusts upon the sale of any Portfolio Obligation under the conditions set forth above will be deposited in the Principal Account, Interest Account or Capital Gains Account for such Series, as appropriate, when received and pursuant to the Sponsor's instructions will be either distributed by the Trustee on the next Distribution Date to Unitholders of record of such Series on the Record Date prior to such Distribution Date.

         Reports to Unitholders. With each distribution, the Trustee will furnish or cause to be furnished to the Unitholders of each Series a statement of the amount of interest and other receipts, if any, distributed, expressed in each case as a dollar amount per Unit of such Series.

         The accounts of each Series of the Trusts are required to be audited annually, at such Series' expense, by independent registered public accounting firms designated by the Sponsor, unless the Trustee determines that such an audit would not be in the best interest of the Unitholders of that Series of the Trust. For all trusts deposited after June 30, 2003, the accounts of a trust will not be audited annually, unless the sponsor determines that such an audit would be in the best interest of the unitholders of the trust. If an audit is conducted, it will be done at the related trust's expense, by independent registered public accounting firms designated by the sponsor. The independent registered public accounting firms' report will be furnished by the Trustee to any Unitholder of such Series upon written request.

         Within a reasonable period of time after the end of each calendar year, the Trustee will furnish to each person who at any time during such calendar year was a Unitholder of record of a Series of the Trusts a statement setting forth for the applicable Series:

     (1)  As to the Interest Account for such Series:

          (a) the amount of interest received on the Portfolio Obligations, including amounts received as a portion of the proceeds of any disposition of Portfolio Obligations;

          (b) the amount paid from the Interest Account representing accrued interest for any Units redeemed and amounts paid or reserved for purchases of substitute Portfolio Obligations;

          (c) the deductions from the Interest Account for applicable taxes or other governmental charges, if any, and fees and expenses of the Trustee (including auditing fees), the Sponsor, the Evaluator and counsel;

          (d) the deductions from the Interest Account for payment into the Reserve Account; and

          (e) the net amount remaining after such payments and deductions expressed both as a total dollar amount and as a dollar amount per Unit or appropriate multiple thereof outstanding on the last business day of such calendar year.

     (2)  As to the Principal Account for such Series:

          (a) the dates of the sale, maturity, liquidation or redemption of any of the Portfolio Obligations and the net proceeds received therefrom, excluding any portion credited to the Interest Account;

          (b) the amount paid from the Principal Account representing the principal of any Units redeemed and amounts paid or reserved for purchases of substitute Portfolio Obligations;

          (c) the deductions from the Principal Account, if any, for payment of applicable taxes or other governmental charges, fees and expenses of the Trustee (including auditing fees), the Sponsor, the Evaluator and counsel;

          (d) the deductions from the Principal Account for payment into the Reserve Account; and

          (e) the net amounts remaining after such payments and deductions expressed both as a total dollar amount and as a dollar amount per Unit or appropriate multiple thereof outstanding on the last business day of such calendar year.

     (3)  The following information with respect to such Series:

          (a) a list of the Portfolio Obligations, as appropriate, as of the last business day of such calendar year grouped by coupon and maturity range;

          (b) the number of Units outstanding on the last business day of such calendar year;

          (c) the Unit Value (as defined in the Indenture) based on the last Trust evaluation made during such calendar year; and

          (d) the amounts actually distributed during such calendar year from the Interest and Principal Accounts, separately stated, expressed both as total dollar amounts and as dollar amounts per Unit or appropriate multiple thereof outstanding on the Record Dates for such distributions.

         Amendments. The Indenture and the Agreement with respect to each Series may be amended by the Trustee and the Sponsor without the consent of Unitholders
(a) to cure any ambiguity or to correct or supplement any provision thereof which may be defective or inconsistent, (b) to change any provision thereof as may be required by the Securities and Exchange Commission or any successor governmental agency, (c) for those Trusts that have qualified as "regulated investment companies," to add or change any provision thereof which may be necessary or advisable for the continuing qualification as a regulated investment company under the Internal Revenue Code of 1986 and (d) to make such other provisions as shall not adversely affect the interest of the Unitholders (as determined in good faith by the Sponsor and the Trustee); provided, however, that the Indenture may also be amended with respect to any Series by the Sponsor and the Trustee (or the performance of any of the provisions of the Indenture may be waived) with the consent of holders of Units representing 66-2/3% of the Units then outstanding of such Series for the purposes of adding any provisions to or changing in any manner or eliminating any of the provisions of the Indenture of such Series or of modifying in any manner the rights of Unitholders thereof. However, the Indenture may not be amended, without the consent of the holders of all Units of a Series then outstanding, so as (1) to permit, except in accordance with the terms and conditions of the Indenture, the acquisition of any Portfolio Obligations other than those specified in the Indenture, or (2) to reduce the aforesaid percentage of Units of a Series the holders of which are required to consent to certain of such amendments and may not be amended so as to reduce the interest in such Series represented by Units without the consent of the holder of such Units. The Trustee shall promptly notify Unitholders of the substance of any such amendment.

         Termination. The Indenture provides that a Series of the Trusts will terminate after the maturity, redemption, sale or other disposition of the last of the Portfolio Obligations held in such Series. If the value of a Series of the Trusts, as shown by an evaluation, is less than forty percent (40%) of the par value of the Portfolio Obligations deposited in such Series of the Trust, the Trustee shall, if directed by the Sponsor in writing, terminate such Series. A Series of the Trust may also be terminated at any time by the written consent of holders of 66-2/3% of the Units of such Series outstanding.

         Upon termination, the Trustee will sell the Portfolio Obligations then held in the appropriate Series of the Trust and credit the moneys derived from such sale to the Principal Capital Gains and Interest Accounts thereof. The Trustee will then, after deduction of any fees and expenses of such Series and payment into the Reserve Account of any amount required for taxes or other governmental charges that may be payable by such Series, distribute to each Unitholder of such Series, only upon surrender for cancellation of his certificate, if issued, after due notice of such termination, such Unitholder's pro rata share in the Interest, Capital Gains and Principal Accounts for such Series. The sale of Portfolio Obligations in a Series of the Trusts upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time. For this reason, among others, the amount realized by a Unitholder upon termination may be less than the principal amount of Portfolio Obligations represented by the Units held by such Unitholder.

                                     SPONSOR

     The Sponsor. Claymore Securities, Inc. specializes in the creation, development and distribution of investment solutions for advisors and their valued clients. Claymore Securities, Inc. is an investment banking firm created as Ranson & Associates, Inc. in 1995 and is the successor sponsor to unit investment trusts formerly sponsored by EVEREN Unit Investment Trusts, a service of EVEREN Securities, Inc. Claymore Securities, Inc. is also the sponsor and successor sponsor of Series of Ranson Unit Investment Trusts and The Kansas Tax-Exempt Trust and Multi-State Series of The Ranson Municipal Trust. On October 29, 2001, Ranson & Associates, Inc. was acquired by Claymore Group LLC. The sale to Claymore Group LLC was financed by a loan from The Bank of New York, the Trustee. In November 2001, the Sponsor changed its name from Ranson & Associates, Inc. to Claymore Securities, Inc. Claymore Securities, Inc. has been active in public and corporate finance and has sold bonds and unit investment trusts and maintained secondary market activities relating thereto. At present, Claymore Securities, Inc., which is a member of the National Association of Securities Dealers, Inc., is the sponsor to each of the above-named unit investment trusts. The Sponsor's offices are located at 2455 Corporate West Drive, Lisle, Illinois 60532 and at 101 West Elm Street, Conshohocken, Pennsylvania 19428.

         If at any time the Sponsor shall fail to perform any of its duties under the Trust Agreement or shall become incapable of acting or shall be adjudged a bankrupt or insolvent or shall have its affairs taken over by public authorities, then the Trustee may (a) appoint a successor sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding such reasonable amounts as may be prescribed by the Securities and Exchange Commission, or (b) terminate the Trust Agreement and liquidate any trust as provided therein, or (c) continue to act as Trustee without terminating the Trust Agreement.

         The foregoing information with regard to the Sponsor relates to the Sponsor only and not to the Trust. Such information is included in this Prospectus only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations with respect to the Trust. More comprehensive financial information can be obtained upon request from the Sponsor.

         Limitations on Liability. The Sponsor is liable for the performance of its obligations arising from its responsibilities under the Trust Agreement, but will be under no liability to the Unitholders for taking any action or refraining from any action in good faith or for errors in judgment; nor will they be responsible in any way for depreciation or loss incurred by reason of the sale of any Securities, except in cases of their willful misconduct, bad faith, gross negligence or reckless disregard for their obligations and duties.

         Responsibility. The Trustee shall sell, for the purpose of redeeming Units tendered by any Unitholder and for the payment of expenses for which funds are not available, such of the Securities in a list furnished by the Sponsor as the Trustee in its sole discretion may deem necessary.

         It is the responsibility of the Sponsor to instruct the Trustee to reject any offer made by an issuer of any of the Securities to issue new obligations in exchange and substitution for any Securities pursuant to a refunding or refinancing plan, except that the Sponsor may instruct the Trustee to accept such an offer or to take any other action with respect thereto as the Sponsor may deem proper if the issuer is in default with respect to such Securities or in the judgment of the Sponsor the issuer will probably default in respect to such Securities in the foreseeable future.

         Any obligations so received in exchange or substitution will be held by the Trustee subject to the terms and conditions of the Trust Agreement to the same extent as Securities originally deposited thereunder. Within five days after the deposit of obligations in exchange or substitution for underlying Securities, the Trustee is required to give notice thereof to each Unitholder, identifying the obligations eliminated and the Securities substituted therefor. Except as stated in the Trust Agreement or in this and the preceding paragraph, the acquisition by the Trust of any securities other than the Securities initially deposited is prohibited.

         The Sponsor may direct the Trustee to dispose of Securities in certain limited circumstances, including upon default in the payment of principal or interest, institution of certain legal proceedings or the existence of certain other impediments to the payment of Securities, default under other documents which may adversely affect debt service, default in the payment of principal or interest on other obligations of the same issuer, decline in projected income pledged for debt service on revenue Securities, or decline in price or the occurrence of other market factors, including advance refunding, so that in the opinion of the Sponsor the retention of such Securities in the Trust would be detrimental to the interest of the Unitholders. The proceeds from any such sales will be credited to the Principal Account for distribution to the Unitholders.

         Resignation. If the Sponsor resigns or becomes unable to perform its duties under the Trust Agreement, and no express provision is made for action by the Trustee in such event, the Trustee may appoint a successor sponsor, terminate the Trust Agreement and liquidate the Trusts or continue to act as Trustee.

                                     TRUSTEE

         The Trustee. The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its Unit Investment Trust Division offices at 101 Barclay Street, 20th Fl., New York, New York 10286, telephone 1-800-701-8178. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

         The Trustee, whose duties are ministerial in nature, has not selected the portfolio of the Trust. However, the Securities included in the portfolio on the Initial Date of Deposit may be purchased by the Sponsor from BNY Capital Markets, Inc. ("BNY"), which is a wholly-owned subsidiary of Bank of New York Company, Inc. ("BONY Company"). The Trustee is also a wholly-owned subsidiary of BONY Company. Subsequent to the Initial Date of Deposit, the Trustee may purchase Securities from BNY in order to create additional Units.

         In accordance with the Trust Agreement, the Trustee shall keep records of all transactions at its office. Such records shall include the name and address of, and the number of Units held by, every Unitholder of the Trust. Such books and records shall be open to inspection by any Unitholder at all reasonable times during usual business hours. The Trustee shall make such annual or other reports as may from time to time be required under any applicable state or federal statute, rule or regulation. The Trustee shall keep a certified copy or duplicate original of the Trust Agreement on file in its or available for inspection at all reasonable times during usual business hours by any Unitholder, together with a current list of the securities held in each Trust. Pursuant to the Trust Agreement, the Trustee may employ one or more agents for the purpose of custody and safeguarding of securities comprising the Trust.

         Limitations on Liability. The Trustee shall not be liable or responsible in any way for depreciation or loss incurred by reason of the disposition of any monies, Securities or certificates or in respect of any evaluation or for any action taken in good faith reliance on prima facie properly executed documents except, generally, in cases of its willful misconduct, lack of good faith or gross negligence. In addition, the Trustee shall not be personally liable for any taxes or other governmental charges imposed upon or in respect of the Trust which the Trustee may be required to pay under current or future law of the United States or any other taxing authority having jurisdiction.

         Responsibility. For information relating to the responsibilities of the Trustee under the Trust Agreement, reference is made to the material set forth under "Rights of Unitholders," "Sponsor-Responsibility" and "Sponsor-Resignation."

         Resignation. Under the Trust Agreement, the Trustee or any successor trustee may resign and be discharged of a Trust created by the Trust Agreement by executing an instrument in writing and filing the same with the Sponsor.

         The Trustee or successor trustee must mail a copy of the notice of resignation to all Unitholders then of record, not less than sixty days before the date specified in such notice when such resignation is to take effect. The Sponsor upon receiving notice of such resignation is obligated to appoint a successor trustee promptly. If, upon such resignation, no successor trustee has been appointed and has accepted the appointment within thirty days after notification, the retiring trustee may apply to a court of competent jurisdiction for the appointment of a successor. The Sponsor may at any time remove the Trustee, with or without cause, and appoint a successor trustee as provided in the Trust Agreement. Notice of such removal and appointment shall be mailed to each Unitholder by the Sponsor. Upon execution of a written acceptance of such appointment by such successor trustee, all the rights, powers, duties and obligations of the original trustee shall vest in the successor. The Trustee must be a corporation organized under the laws of the United States, or any state thereof, be authorized under such laws to exercise trust powers and have at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

                                    EVALUATOR

     The Evaluator. Claymore Securities, Inc. will serve as the evaluator of the Securities in the Trust (the "Evaluator"), and as such will appraise the Securities or cause the Securities to be appraised.

         Limitations on Liability. The Trustee and the Sponsor may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. Determinations by the Evaluator under the Trust Agreement shall be made in good faith upon the basis of the best information available to it; provided, however, that the Evaluator shall be under no liability to the Trustee, the Sponsor or Unitholders for errors in judgment. However, this provision shall not protect the Evaluator in cases of its willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

         Responsibility. The Trust Agreement requires the Evaluator to evaluate the Securities on the basis of their bid prices on each business day after the initial offering period, when any Unit is tendered for redemption and on any other day such evaluation is desired by the Trustee or is requested by the Sponsor. For information relating to the responsibility of the Evaluator to evaluate the Securities on the basis of their offering prices, see "Public Offering of Units--Public Offering Price."

         Resignation. The Evaluator may resign or may be removed by the Sponsor and the Trustee, and the Sponsor and the Trustee are to use their best efforts to appoint a satisfactory successor. Such resignation or removal shall become effective upon the acceptance of appointment by the successor evaluator. If upon resignation of the Evaluator no successor has accepted appointment within thirty days after notice of resignation, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor.

                           AMENDMENT AND TERMINATION.

         The Trust Agreement may be amended by the Trustee and the Sponsor without the consent of any of the Unitholders: (1) to cure any ambiguity or to correct or supplement any provision which may be defective or inconsistent; (2) to change any provision thereof as may be required by the Securities and Exchange Commission or any successor governmental agency; or (3) to make such provisions as shall not adversely affect the interests of the Unitholders (as determined in good faith by the Sponsor and the Trustee). The Trust Agreement may also be amended in any respect by the Sponsor and the Trustee, or any of the provisions thereof may be waived, with the consent of the holders of Units representing 66-1/3% of the Units then outstanding of a Trust Fund, provided that no such amendment or waiver will reduce the interest of any Unitholder thereof without the consent of such Unitholder or reduce the percentage of Units required to consent to any such amendment or waiver without the consent of all Unitholders of the related Trust. Except in accordance with the provisions of the Trust Agreement, in no event shall the Trust Agreement be amended to increase the number of Units of the Trust issuable thereunder or to permit the acquisition of any Securities in addition to or in substitution for those initially deposited in a Trust Fund (other than as provided in the Trust Agreement). The Trustee shall promptly notify Unitholders of the substance of any such amendment.

         The Trust Agreement provides that a Trust Fund shall terminate upon the maturity, redemption or other disposition of the last of the Securities held in such Trust Fund, but in no event later than the Mandatory Termination Date set forth under "Essential Information" in Part Two of the Prospectus. If the value of a Trust Fund shall be less than the applicable minimum value stated under "Essential Information" in Part Two of the Prospectus (40% of the aggregate principal amount of Securities deposited in such Trust), the Trustee may, in its discretion, and shall, when so directed by the Sponsor, terminate such Trust Fund. A Trust Fund may be terminated at any time by the holders of Units representing 66-2/3% of the Units thereof then outstanding. In the event of termination of a Trust Fund, written notice thereof will be sent by the Trustee to all Unitholders of such Trust Fund. Within a reasonable period after termination, the Trustee will sell any Securities remaining in such Trust Fund and, after paying all expenses and charges incurred by such Trust Fund, will distribute to Unitholders thereof (upon surrender for cancellation of certificates for Units, if issued) their pro rata share of the balances remaining in the Interest and Principal Accounts of such Trust Fund.

                                 LEGAL OPINIONS.

         The legality of the Units offered hereby and certain matters relating to Federal tax law have been passed upon by Chapman and Cutler LLP, 111 West Monroe Street, Chicago, Illinois 60603.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     The financial statements appearing in Part Two of the Prospectus and Registration Statement, with information pertaining to the specific Series of the Trusts to which such statements relate, have been audited by Grant Thornton LLP, an independent registered public accounting firm, as set forth in their report appearing in Part Two of the Prospectus and are included in reliance upon such report given upon the authority of such firm as experts in auditing and accounting.

--------
* To the extent reference is made to the Indenture, any statements herein are qualified in their entirety by the provisions of said Indenture.

** Any statement in this Prospectus that a particular Security is backed by the full faith and credit of the United States is based upon the opinion of an Assistant Attorney General of the United States and should be so construed.

*** To the extent reference is made to the Indenture, any statements herein are qualified in their entirety by the provisions of said Indenture.






                     CLAYMORE SECURITIES DEFINED PORTFOLIOS

                            GNMA PORTFOLIO, SERIES 15

                                    PART TWO

                                   MAY 6, 2005

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     NOTE: Part Two of this Prospectus May Not Be Distributed Unless Accompanied by Part One.



                     Claymore Securities Defined Portfolios
                           GNMA Portfolio, Series 15

                              Essential Information
                              As of August 31, 2004

                Sponsor and Evaluator: Claymore Securities, Inc.

                       Trustee: The Bank of New York Co.

General Information
Principal Amount of Securities                                                                       $7,090,261
Number of Units                                                                                         821,227
Fractional Undivided Interest in the Trust per Unit                                                   1/821,227
Principal Amount of Securities per Unit                                                                  $8.634
Calculation of Public Offering Price:
  Aggregate Value of Securities in the Trust                                                         $7,382,613
  Aggregate Value of Securities per Unit                                                                 $8.990
  Principal Cash per Unit (1)                                                                             $.186
  Accrued Interest per Unit through settlement date of September 3, 2004                                  $.003
  Total Price including Accrued Interest per Unit                                                        $9.179
  Sales Charge of 3.95% of Public Offering Price (4.112% of net amount invested) per Unit                 $.377
  Public Offering Price per Unit                                                                         $9.556
Redemption Price per Unit                                                                                $9.179
Calculation of Estimated Net Annual Interest Income per Unit:
  Estimated Annual Interest Income                                                                       $.4906
  Less:  Estimated Annual Expense                                                                        $.0183
  Estimated Net Annual Interest Income                                                                   $.4723
Daily Rate at which Estimated Annual Interest Income Accrues per Unit                                  $.001320
Estimated Current Return Based on Public Offering Price (2)                                               5.15%
Estimated Long-Term Return (2)                                                                            3.78%

1. This amount, if any, represents principal cash or overdraft which is an asset or liability of the Trust and is included in the Public Offering Price.

2. The Estimated Current Return and Estimated Long-Term Return will vary with changes in the Public Offering Price and there is no assurance that such returns on the date hereof will be applicable on a subsequent date of purchase. These estimated returns are increased for transactions entitled to a reduced sales charge (see "Public Offering of Units - Public Offering Price" - Part One).

                     Claymore Securities Defined Portfolios
                           GNMA Portfolio, Series 15

                        Essential Information (continued)

                              As of August 31, 2004

                Sponsor and Evaluator: Claymore Securities, Inc.
                        Trustee: The Bank of New York Co.


Record and Distribution Date                             Record Date is the first of each month and distributions
                                                         to Unitholders on such record dates will be made on the
                                                         15th day of the month.

Distribution Dates                                       No distribution (other than capital gains distributions) need be made from the Principal Account if the balance therein, excluding capital gains, is less than $1.00 per 100 Units.

Trustee's Annual Fee (including estimated expenses)      $1.00 per 100 Units (includes $.95 of Trustee's annual fee per $1,000 principal amount of underlying Securities and
                                                         $.09 of out-of-pocket expenses per 100 Units).

Evaluator's Annual Fee                                   $.35 per $1,000 principal amount of underlying Securities.

Supervisory Fee                                          $.30 per 100 Units.

Bookkeeping and Administration Fees                      $.25 per 100 Units.

Date of Trust Agreement and Initial Deposit              September 3, 2003

Mandatory Termination Date                               September 2, 2033

Discretionary Liquidation Amount                         The Trust may be terminated if the value thereof is less
                                                         than $80,600 (40% of the par value of the Securities
                                                         deposited in the Trust).


             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Unitholders

Claymore Securities Defined Portfolios
GNMA Portfolio, Series 15

We have audited the accompanying statement of assets and liabilities of Claymore Securities Defined Portfolios GNMA Portfolio, Series 15, including the schedule of investments, as of August 31, 2004, and the related statements of operations and changes in net assets for the period from September 3, 2003 (Date of Deposit) to August 31, 2004. These financial statements are the responsibility of the Trust's sponsor. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The trust is not required to have, nor were we engaged to perform an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by the sponsor, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of August 31, 2004, by correspondence with the custodial bank. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Claymore Securities Defined Portfolios GNMA Portfolio, Series 15 at August 31, 2004, and the results of its operations and changes in its net assets for the period indicated above in conformity with accounting principles generally accepted in the United States of America.

                                                          /s/ Grant Thornton LLP


Chicago, Illinois
April 22, 2005


                     Claymore Securities Defined Portfolios

                            GNMA Portfolio, Series 15

                       Statement of Assets and Liabilities

                                 August 31, 2004

Assets

Securities, at value (cost $7,282,559)                                            $7,382,613
Interest receivable                                                                   33,913
Cash                                                                                 132,520
                                                                                  ----------
Total assets                                                                       7,549,056


Liabilities and net assets
Accrued liabilities                                                                    3,622

Net assets, applicable to 821,227 Units outstanding:

  Cost of Trust assets, exclusive of interest                   $7,282,559
  Unrealized appreciation                                          100,054
  Distributable funds                                              162,821
                                                                ----------         ---------
Net assets                                                                        $7,545,434
                                                                                   =========

See accompanying notes to financial statements.





                     Claymore Securities Defined Portfolios

                            GNMA Portfolio, Series 15

                            Statements of Operations


                                                                   Period from
                                                             September 3, 2003
                                                          (Date of Deposit) to
                                                                     August 31,
                                                                           2004
                                                                     ---------
Investment income - interest                                         $ 252,068
Expenses:
  Trustee's fees and related expenses                                    9,180
  Evaluator's and portfolio surveillance fees                            2,820
                                                                     ---------
Total expenses                                                          12,000
                                                                     ---------
Net investment income                                                  240,068

Realized and unrealized gain (loss) on investments:

  Realized loss on investments                                         (24,841)
  Unrealized appreciation on investments during the period             100,054
                                                                     ---------
Net gain on investments                                                 75,213
                                                                     ---------
Net increase in net assets resulting from operations                 $ 315,281
                                                                     =========


See accompanying notes to financial statements.



                     Claymore Securities Defined Portfolios

                            GNMA Portfolio, Series 15

                       Statements of Changes in Net Assets


                                                                                Period from
                                                                            September 3, 2003
                                                                           (Date of Deposit) to
                                                                                  August 31,
                                                                                       2004
                                                                                 ----------
Operations:
  Net investment income                                                            $240,068
  Realized (loss) on investments                                                    (24,841)
  Unrealized appreciation on investments during the period                          100,054
                                                                                 ----------
Net increase in net assets resulting from operations                                315,281

Distributions to Unitholders:
  Net investment income                                                            (234,443)
  Principal from investment transactions                                           (710,613)
                                                                                 ----------
Total distributions to Unitholders                                                 (945,056)

Capital transactions:
  Issuance of 801,228 Units                                                       7,973,039
                                                                                 ----------
Total increase in net assets                                                      7,343,264

Net assets:
  At the beginning of the period                                                    202,170
                                                                                 ----------
  At the end of the period (including distributable funds applicable
  to Trusts Units of $162,821 at August 31, 2004)                                $7,545,434
                                                                                 ==========

Trust Units outstanding at the end of the period                                    821,227
                                                                                 ==========
Net asset value per Unit at the end of the period                                $     9.19
                                                                                 ==========


See accompanying notes to financial statements.




                     CLAYMORE SECURITIES DEFINED PORTFOLIOS

                            GNMA PORTFOLIO, SERIES 15

                             SCHEDULE OF INVESTMENTS

                                 AUGUST 31, 2004

                                                                       PRINCIPAL                   RANGE OF STATED
                                                                          AMOUNT      COUPON            MATURITIES        VALUE (2)
                                                                      ----------      ------           ------------      ----------
GNMA MODIFIED PASS-THROUGH MORTGAGE-BACKED SECURITIES (1)             $3,691,018      5.50%       10/20/2032-08/20/2034  $3,787,893

GNMA MODIFIED PASS-THROUGH MORTGAGE-BACKED SECURITIES (2)              3,399,243      6.00%       01/20/2031-08/20/2034   3,594,720
                                                                       ---------                                         ----------
                                                                      $7,090,261                                         $7,382,613
                                                                       =========                                         ==========



NOTES TO SCHEDULE OF INVESTMENTS

1. The principal amount of GNMA Mortgage-Backed Securities listed as having the range of maturities shown is an aggregate of individual Securities having varying stated maturities within that shown. They are listed as one category of Securities with a single range of maturities because current market conditions do not accord a significant difference in price among the Securities grouped together on the basis of the differences in their stated maturities. At some time in the future, however, the differences in stated maturities could affect the market value of the individual Securities.

2. See Note 1 to the accompanying financial statements for a description of the method of determining cost and value.

See accompanying notes to financial statements.




                     CLAYMORE SECURITIES DEFINED PORTFOLIOS

                            GNMA PORTFOLIO, SERIES 15

                          NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

TRUST SPONSOR AND EVALUATOR

On October 29, 2001, Ranson & Associates, Inc., the Trust's sponsor and evaluator, was acquired by Claymore Group LLC, and has changed its name to Claymore Securities, Inc.

VALUATION OF SECURITIES

Securities are stated at bid prices as determined by Claymore Securities, Inc. The aggregate bid prices of the Securities are determined by the Evaluator based on (a) current bid prices of the Securities, (b) current bid prices for comparable securities, (c) appraisal, or (d) any combination of the above.

COST OF SECURITIES

Cost of the Trust's Government Securities is based on the offering prices of the Securities on the dates of deposit of such Securities acquired during the primary sales period, net of amortization of premiums and accretion of discounts for debt securities The premium or discount, if any, for the mortgage-backed securities is recognized as an adjustment of realized gain (loss), on a pro rata basis as principal repayments are received. Realized gain (loss) from Security transactions is reported on an identified cost basis.

INVESTMENT INCOME

Interest income consists of amortization of original issue discount for zero coupon obligations, amortization of premiums, accretion of discounts and interest accrued as earned on the fixed rate obligations (See Note 2 - Change in Accounting Principle).

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States sponsor to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

ORGANIZATION COSTS

In accordance with Statement of Position 98-5, organization costs are expensed as incurred.

2.  CHANGE IN ACCOUNTING PRINCIPAL

As required, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and is amortizing premiums or accreting discounts on debt.

3.  UNREALIZED APPRECIATION AND DEPRECIATION

Following is an analysis of net unrealized depreciation at August 31, 2004:

   Gross unrealized appreciation               $100,054
   Gross unrealized depreciation                     --
                                               --------
   Net unrealized appreciation                 $100,054
                                               ========




                     CLAYMORE SECURITIES DEFINED PORTFOLIOS

                            GNMA PORTFOLIO, SERIES 15

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.  FEDERAL INCOME TAXES

The Trust is organized as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the Trust's policy to comply with the special provisions of the Code available to regulated investment companies. Such provisions were complied with and, therefore, no federal income tax provision is required.

As of December 31, 2003, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income                  $       --
Undistributed long-term capital gains                  --
                                               ----------
Accumulated earnings                                   --
Accumulated capital and other losses*              (2,206)
Unrealized appreciation (depreciation)             14,660
                                               ----------
Total accumulated earnings (deficit)              $12,454
                                               ==========

* On December 31, 2003, the Trust had a net capital loss carryforward of $2,206 which will expire on August 31, 2011. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. The aggregate cost, for federal income tax purposes, of the portfolio of investments is $4,235,955 and the gross unrealized appreciation for the investments on a tax basis is $14,660.





                     CLAYMORE SECURITIES DEFINED PORTFOLIOS

                            GNMA PORTFOLIO, SERIES 15

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5.  OTHER INFORMATION

COST TO INVESTORS

The cost to original investors of Units of the Trust was based on the aggregate offering price of the Securities on the date of an investor's purchase plus or minus a pro rata share of cash or overdraft in the Principal Account and daily accrued interest, plus a sales charge of 3.95% of the Public Offering Price (equivalent to 4.112% of the net amount invested). The Public Offering Price for secondary market transactions is based on the aggregate bid prices of the Securities plus or minus a pro rata share of cash or overdraft in the Principal Account and daily accrued interest on the date of an investor's purchase, plus a sales charge of 3.95% of the Public Offering Price (equivalent to 4.112% of the net amount invested).

DISTRIBUTIONS

Distributions of net investment income to Unitholders are declared and paid monthly. Income distributions per Unit on a record date basis is $.47 per unit for the period ended August 31, 2004. In addition, distribution of principal related to the sale or call of securities is $1.23 per unit for the period ended August 31, 2004.

6.  FINANCIAL HIGHLIGHTS

                                                         PERIOD ENDED
                                                        AUGUST 31, 2004

PER UNIT OPERATING PERFORMANCE:

    Net asset value, beginning of period                $          10.11
                                                        ----------------
    Income from investment operations:
    Net investment income                                           0.46
    Net realized and unrealized gain (loss)
       on investment transactions                                   0.41
                                                        ----------------
    Total from investment operations                                0.87
    Distributions to Unitholders:
    Net investment income                                          (0.44)
    Principal from investment transactions                         (1.35)
                                                        ----------------
    Total distributions                                            (1.79)
                                                        ----------------
    Net asset value, end of period
                                                        $           9.19

                                                        ================

TOTAL RETURN (a)(c):                                              4.33%

RATIO OF ITEMS BELOW TO AVERAGE NET ASSETS (b):

    Expenses                                                       0.23%
    Net investment income                                          4.70%


(a) Not annualized for periods less than one full year.
(b) Annualized for periods less than one full year.
(c) Total return is based on average redemption prices per unit.




                      Contents of Post-Effective Amendment

                            To Registration Statement

     A.   Bonding Arrangements of Depositor:

         The Depositor has obtained the following Securities Dealer Blanket Bond for its officers, directors and employees:

INSURER/POLICY NO.                                    AMOUNT

National Union Fire Insurance
Company of Pittsburgh,                               $ 250,000
Pennsylvania
959-9000

     B. This Post-Effective Amendment to the Registration Statement comprises the following papers and documents:


                                The facing sheet
                                 The prospectus
                                 The signatures
                      The Consent of Independent Registered
                             Public Accounting Firm


                                   Signatures

     Pursuant to the requirements of the Securities Act of 1933, The Registrant, Claymore Securities Defined Portfolios, Series 144, certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Lisle, and State of Illinois, on the 11th day of May, 2005.

                              Claymore Securities Defined Portfolios, Series 144
                                                                      Registrant

                                                   By: Claymore Securities, Inc.
                                                                       Depositor

                                                        By: /s/ Nicholas Dalmaso

                                    Senior Managing Director and General Counsel




     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below on May 11, 2005 by the following persons, who constitute a majority of the Board of Directors of Claymore Securities, Inc.


SIGNATURE                                          TITLE**                                DATE

David Hooten*                                      Chief Executive Officer and            /s/ Nicholas Dalmaso
                                                                                          --------------------
                                                   Chairman of the Board of Directors         Nicholas Dalmaso
                                                                                             Attorney-in-Fact*

                                                                                           May 11, 2005
                                                   Senior Managing Director and

/s/ Nicholas Dalmaso                               General Counsel                         May 11, 2005
---------------------
    Nicholas Dalmaso

/s/ Charles G. Millington                          Chief Financial Officer                 May 11, 2005
-------------------------
Charles G. Millington


--------------------
     *    An executed copy of the related power of attorney was filed as Exhibit
          6.0 to Registration Statement No. 333-98345 on August 22, 2002.

     ** The titles of the persons named herein represent their capacity in and relationship to Claymore Securities, Inc., the Depositor.



                             Claymore Code of Ethics

     Incorporated herein by reference to Exhibit 2.1 to Amendment No. 1 to the Registration Statement on Form S-6 for Claymore Securities Defined Portfolios, Series 171 (File No. 333-112575) filed on February 19, 2004.